As filed with the Securities and Exchange Commission on
                             October 30    , 1996

                                                  Registration
No. 33-56339

811-7237
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                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

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                                 FORM N-1A

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          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
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                        Pre-Effective Amendment No.
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                   Post-Effective Amendment No.    8
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                                    and
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            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
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                                ACT OF 1940
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                              Amendment No. 7
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                     (Check appropriate box or boxes)
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                          PUTNAM INVESTMENT FUNDS
            (Exact name of registrant as specified in charter)

            One Post Office Square, Boston, Massachusetts 02109
                 (Address of principal executive offices)

            Registrant's Telephone Number, including Area Code
                              (617) 292-1000
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           It is proposed that this filing will become effective
                         (check appropriate box)

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/    x     /   immediately upon filing pursuant to paragraph (b)
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/          /   on    (date)     pursuant to paragraph (b)
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/   /     60 days after filing pursuant to paragraph (a)(1)
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/   /     on (date) pursuant to paragraph (a)(1)
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/   /     75 days after filing pursuant to paragraph (a)(2)
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/   /     on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/   /     this post-effective amendment designates a new
---- effective date for a previously filed post-effective amendment.

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                      JOHN R. VERANI, Vice President
                          PUTNAM INVESTMENT FUNDS
                          One Post Office Square
                        Boston, Massachusetts 02109
                  (Name and address of agent for service)
                              ---------------
                                 Copy to:
                        JOHN W. GERSTMAYR, Esquire
                               ROPES & GRAY
                          One International Place
                        Boston, Massachusetts 02110

     The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule
24f-2.     A     Rule 24f-2    notice     for the fiscal year
ended August 31,    1996 was     filed on October    29, 1996 on
behalf of     Putnam    Emerging Markets     Fund (formerly
Putnam    Emerging Growth     Fund) and Putnam    Genesis Fund
(formerly     Putnam         International    Voyager Fund).




                   PUTNAM INVESTMENT FUNDS    TRUST

                           CROSS REFERENCE SHEET

                       (as required by Rule 481(a))

Part A

N   -    1A Item No.                       Location

1.  Cover Page       . . . . . . . . . . . Cover page

2.  Synopsis       . . . . . . . . . . . . Expenses summary

3.  Condensed Financial Information        Financial
    highlights;
                                               How performance
                                           is shown

4.  General Description of         Registrant        Objectives;
    How the
                                               funds pursue
                                           their objectives;
                                           Organization and
                                           history

5.  Management of the Fund       . . . . . Expenses summary;
                                               How the funds are
                                           managed; About Putnam
                                           Investments, Inc.

5A. Management's Discussion of    Fund
            Performance        . . . . . . (Contained in the
                                               annual report of
                                           the Registrant)

6.  Capital Stock and Other         Securities            Cover
    page;
                                               Organization and
                                           history; How the fund
                                           makes distributions
                                           to shareholders; tax
                                           information

7.  Purchase of Securities Being         Offered          How to
    buy shares;
                                               Distribution
                                           plans;         How to
sell
                                                          shares;
How to

exchange shares; How
                                                          a fund
values its
                                                          shares

8.  Redemption or Repurchase       . . . . How to buy shares;
                                               How to sell
                                           shares; How to
                                           exchange shares;
                                           Organization and
                                           history

9.  Pending Legal Proceedings        . . . Not applicable

Part B

N   -    1A Item No.                       Location

10. Cover Page       . . . . . . . . . . . Cover page

11. Table of Contents        . . . . . . . Cover page

12. General Information and History        Organization and
                                               history (Part A)

13. Investment Objectives and         Policies            How the
    funds
                                               pursue     their

objectives (Part A);

Investment

restrictions;

Miscellaneous

investment practices

14. Management of the Registrant       . . Management (Trustees;
                                              Trustee fees;
                                           Officers); Additional
                                           officers

15. Control Persons and Principal. . . . .    Management
    (Trustees;
    Holders of Securities                  Officers); Charges
                                           and expenses (Share
                                           ownership)

16. Investment Advisory and Other. . . . .    Organization
    and
    Services                                  History (Part
                                           A);     Management
                                           (Trustees;  Officers;
                                           The management
                                           contract; Principal
                                           underwriter;
                                           Investor servicing
                                           agent and custodian);
                                           Charges and expenses;
                                           Distribution plans;
                                           Independent
                                           accountants and
                                           financial statements

17. Brokerage Allocation       . . . . . . Management
    (Portfolio
                                               transactions);
                                           Charges and expenses


   18.                                     Capital     Stock and
                                           Other
                                           Securities
                                           Organization and
                                               history (Part A);
                                           How a fund makes
                                           distributions to
                                           shareholders; tax
                                           information (Part A);
                                           Suspension of
                                           redemptions

19. Purchase, Redemption   ,     and Pricing            How to
buy
    shares
    of Securities Being Offered            (Part A); How to sell
                                           shares (Part A); How
                                           to exchange shares
                                           (Part A); How to buy
                                           shares; Determination
                                           of net asset value;
                                           Suspension of
                                           redemptions

20. Tax Status       . . . . . . . . . . . How a fund makes
                                               distributions to
                                           shareholders; tax
                                           information (Part A);
                                           Taxes

21. Underwriters       . . . . . . . . . . Management
    (Principal
                                               underwriter);
                                           Charges and expenses

22. Calculation of Performance Data        How performance is
                                               shown (Part A);
                                           Investment
                                           performance; Standard
                                           performance measures

23. Financial Statements       . . . . . . Independent
                                               accountants and
                                           financial statements

Part C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

S:\FUNDS\REDLINE\B90N1A.1



    This filing amends only the prospectuses and statements of additional information for Putnam Emerging Markets Fund (formerly Putnam Emerging Growth Fund) and Putnam International Voyager Fund (formerly Putnam Genesis Fund) and does not amend the prospectuses and statements of additional information of the other funds of this Trust.



PROSPECTUS


   October
30    , 1996


Putnam Emerging    Markets     Fund
   Class A, B and M shares
INVESTMENT STRATEGY:  GROWTH



This prospectus explains concisely what you should know before
investing in         Putnam Emerging    Markets Fund (the
"fund"),         a portfolio of Putnam Investment Funds (the
"Trust"). Please read it carefully and keep it for future reference. You can find more detailed information in the
   October 30    , 1996 statement of additional information (the
"SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE    FUND     ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO

         ABOUT THE    FUND

Expenses summary                                            page
number
 .
This section describes the sales charges, management fees, and
annual operating expenses that apply to    various classes of
the     fund's shares.  Use it to help you estimate the impact of
transaction costs on your investment over time.

Financial highlights

 .
Study this table to see, among other things, how    the fund
performed    each year for the past 10 years or     since it
began investment operations   if it has been in operation for
less than 10 years.

Objective
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Read this section to make sure    the     fund's    objective
is     consistent with your own.

How the    fund pursues its objective

 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
This section explains in detail how    the     fund seeks its
investment objective   .

       Risk     factors   .              All investments entail
some risk.  Read
    this section to make sure you understand    the     risks
that    are
    associated with an investment in the     fund.

How performance is shown

 .
This section describes and defines the measures used to assess
   fund     performance.   All data are based on         past
investment results and do not predict future performance.

How the    fund is     managed

 .
Consult this section for information about    the     fund's
management, allocation of    its     expenses, and how purchases
and sales of securities are made        .

Organization and history

 .
In this section, you will learn when    the     fund was
introduced, how it is organized, how it may offer shares, and who its Trustees are.


ABOUT YOUR INVESTMENT

   Alternative sales arrangements
 .
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares

 .
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of
accounts.  It explains how sales charges are determined and how
you may become eligible for reduced sales charges on    each
class of     shares.

Distribution plans

 .
This section tells you what distribution fees are charged against
   each class of     shares        .

How to sell shares

 .
In this section you can learn how to sell    fund     shares
       , either directly to the fund or through an investment dealer.

How to exchange shares

 .
Find out in this section how you may exchange    fund     shares
        for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How    the     fund values its shares

 .
This section explains how    the     fund determines the value of
its shares.

How    the     fund makes distributions to shareholders;
tax information

 .
This section describes the various options you have in choosing
how to receive    fund     dividends        .  It also discusses
the         tax status of the payments and counsels    you     to
seek specific advice about    your     own situation.

ABOUT PUTNAM INVESTMENTS, INC.

 .
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

About the    Fund

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs
from investing in    the     fund and estimated expenses which
   the     fund expects to incur in    its first full     fiscal
year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

   Class A                 Class B       Class M
  shares                   shares      shares
Shareholder transaction
    expenses

Maximum sales charge
    imposed         on purchases
    (as a percentage         of
    offering price)         5.75%          NONE*      3.50%*

Deferred sales charge              5.0% in the first
 (as a         percentage           year, declining
 of the lower of                     to 1.0% in the
 original purchase                  sixth year, and
 price or         redemption           eliminated
 proceeds)              NONE*       *   thereafter     NONE

Annual fund operating expenses
(as a percentage of average net assets)
                                                      Total fund
             Management   12b-1         Other      operating
                fees       fees       expenses     expenses
                -----    --------    ----------  --   --------

Class A         1.20%      0.25%        .54%         1.99%
Class B         1.20%      1.00%        .54%         2.74%
Class M         1.20%      0.75%        .54%         2.49%

The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that reduce fund expenses. The 12b-1 fees for class A, class B and class M shares reflect amounts currently payable under each distribution plan. "Other expenses" are based on estimated expenses the fund expects to incur during the current fiscal year.


Examples

Your investment of $1,000 would incur the following expenses,
assuming 5% annual return and   , except as indicated,
redemption at the end of each period:

                      1         year   3     years

   Class A
$77 $116
   Class B
$78 $115
   Class B (no redemption) $28        $85
   Class M
$59 $110

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

   * The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -
       Class A shares."

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A shares. No class B or class M shares were outstanding during this period. This information has been audited and reported on by the independent accountants. The "Report of independent accountants" and financial statements included in
the    fund's     annual report to shareholders for the    1996
fiscal     period         are incorporated by reference into this
prospectus.  The         fund's annual report        , which
   contains     additional unaudited performance information,
   is     available without charge upon request.


        Financial highlights
(For a share outstanding throughout the period)

   Financial highlights
(For a share outstanding throughout the period)

                                            For the period
                                         December 28, 1995
                                             (commencement
                                         of operations) to
                                                 August 31
                                                     1996*

Net asset value,
beginning of period                                  $8.50

Investment operations:

Net investment income                               .01(c)

Net realized and unrealized gain on investments       1.77

Total from investment operations                      1.78

Net asset value, end of period                      $10.28

Total investment return at net asset value (%)(a) 20.94(d)

Net assets, end of period (in thousands)            $2,925

Ratio of expenses to average net assets (%)(b)  1.25(c)(d)

Ratio of net investment income
 to average net assets(%)                        .11(c)(d)

Portfolio turnover (%)                            45.90(d)

Average commission rate paid                    $ .0060(d)

* Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(a) Total investment return does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets include amounts paid through expense offset arrangements.

(c) Reflects an expense limitation in effect during the period.
    As a result of such limitation, expenses for the fund reflect a reduction of $0.05 per share.

(d) Not annualized.


OBJECTIVE

Putnam Emerging Markets Fund seeks long-term capital appreciation. The fund is not intended to be a complete investment program, and there is no assurance that the fund will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

Basic investment strategy



The fund will invest in companies that Putnam Investment
Management, Inc., the    fund's     investment manager ("Putnam
Management"), believes have above-average growth prospects. Putnam Management currently expects that, under normal market conditions, the fund will invest substantially all of its
assets   , other than short-term investments held pending
investment, (and, except when investing for defensive purposes as
described below,     at least 65% of its total assets) in common
stocks   ,     and other equity securities of "emerging market"
companies. The fund will consider an issuer of securities to be an "emerging market" company if it is organized under the laws of an emerging market country and has a principal office in such country, or if it derives 50% or more of its revenues from business in emerging market countries. For these purposes, a country is considered to be an "emerging market country" based on Putnam Management's evaluation of its level of economic development or the size and experience of its securities markets. While emerging market countries may change over time depending on market and economic conditions, at present Putnam Management believes that these countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Investing in emerging market countries generally involves special risks. See
   "Risk     factors -- Foreign investments."  The fund will
normally diversify its investments among a number of different countries.

   Common stocks and other equity securities are normally the fund's main investments. However, the fund may purchase preferred stock, debt securities and securities convertible into common stock or other equity securities if Putnam Management believes they would help achieve the fund's objective. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and, as a result, the fund's total return over certain periods may be less than that of other equity mutual funds.

   Risk factors

Investments in securities of small-capitalization companies.
   The     fund may invest         a substantial portion of
   its portfolio in     securities of small-capitalization
companies (defined for these purposes as companies with equity market capitalizations of less than $1 billion). These securities may involve certain special risks. Such companies may have limited product lines, markets or financial resources, and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the fund may
experience some    difficulty     in establishing or closing out
positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Foreign investments. Since foreign securities are normally denominated and traded in foreign currencies, the value of
   fund     assets may be affected favorably or unfavorably by
   changes in     currency exchange rates    relative to the U.S.
dollar    .  There may be less information publicly available
about a foreign    issuer     than about a U.S.    issuer,
and foreign    issuers may     not    be     subject to
accounting        standards         comparable to those in the
United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally
higher than    those     in the United States.  Foreign
settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in
the recovery of    fund     assets held abroad) and expenses not
present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange
controls, confiscatory taxation, political or financial
instability and diplomatic developments    that     could affect
the value of         investments in certain foreign countries.

Legal remedies available to investors in certain foreign
countries may be         limited        . The laws of some
foreign countries may limit    investments     in securities of
certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent
that    the     fund invests in issuers located in emerging
market countries       .  Investments in securities located in
such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of
   the     fund's assets denominated in such currencies.  Many
emerging market    countries     have experienced substantial,
and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the fund's investments in these countries and the availability to the fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

   The fund's     investments in securities of issuers located in
emerging market countries may include securities issued by foreign governmental issuers through the exchange of existing commercial bank loans to such countries for new bonds in connection with debt restructurings, including Brady Bonds, which are issued under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. These securities may have no (or only limited) collateralization, and the payment of interest and principal may be dependent on the willingness and the ability of the foreign governmental issuer to make payment in accordance with the terms of the security.

   For     more    information regarding     foreign investments,
   see     the SAI.

   Foreign currency exchange transactions

   The fund     may engage in foreign currency exchange
transactions to protect against uncertainty in the level of future exchange rates. Putnam Management may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to
protect    against changes in     the value of specific portfolio
positions ("position hedging").

   The     fund may engage in transaction hedging to protect
against a change in         foreign currency exchange
   rates     between the date on which the fund contracts to
purchase or sell    a     security and the settlement date, or to
"lock in" the U.S. dollar equivalent of a dividend or interest
payment in a foreign currency.     The     fund may purchase or
sell a foreign currency on a spot (or cash) basis at the
prevailing spot rate    in connection with the settlement of
transactions in portfolio securities denominated in that foreign
currency    .

    If conditions warrant,    for transaction hedging purposes
the     fund may also enter into contracts to purchase or sell
foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts
       . A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded
contracts and have margin requirements.     In addition, the
fund may also purchase    or sell     exchange-listed and over-
the-counter call and put options on foreign currency futures contracts and on foreign currencies.

   The     fund may engage in         position hedging         to
protect against    a     decline in the value relative to the
U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the
   currency in which the     securities         the fund intends
to buy    are denominated    , when the fund holds cash
or short-term investments).  For position hedging purposes,
   the     fund may purchase or sell foreign currency futures
contracts, foreign currency forward contracts        and
options on foreign currency futures contracts and on foreign
currencies on exchanges or    in     over-the-counter markets.
In connection with position hedging,    the     fund may also
purchase or sell foreign    currency     on a spot basis.



   The     fund's currency hedging transactions may call for the
delivery of one foreign currency in exchange for another foreign
currency and may at times    not     involve currencies
in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging
opportunities for    the     fund.  Cross hedging transactions by
   the     fund involve the risk of imperfect correlation between
changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

   The decision as to whether and to what extent the fund will
engage in     foreign currency exchange transactions will
   depend on a number of factors, including prevailing market
conditions, the composition of the     fund's    portfolio and
the availability of suitable transactions.  Accordingly, there
can be no assurance that the fund will     engage in    foreign
currency exchange     transactions    at any given time or from
time to time.

For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Futures and options." The SAI also contains additional information concerning the fund's use of foreign currency exchange transactions.

Investments in fixed-income securities

   The fund     may invest in both higher-rated and lower-rated
fixed-income securities, and is not subject to any restrictions based on credit rating. The values of fixed-income securities generally fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an
increase in the value of the    fund's     fixed-income
securities        .  Conversely, during periods of rising
interest rates, the value of the    fund's     fixed-income
securities         will generally decline.  The values of lower-
rated fixed-income securities, commonly known as "junk bonds," generally fluctuate more than those of higher-rated fixed-income securities. Securities in the lower rating categories may, depending on the rating, have large uncertainties or major
exposure to adverse conditions   , and may include     securities
in    default.

The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and
   the     fund may as a result find it more difficult to
determine the fair value of such securities.  When    the
fund invests in securities in the lower ratings categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

   Portfolio turnover

        The length of time    the     fund has held a particular
security is not generally a consideration in investment
decisions.  A change in the securities held by    the     fund is
known as "portfolio turnover."  As a result of    the     fund's
investment policies, under certain market conditions    its
portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense        ,
including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization
of taxable capital gains.  Portfolio turnover rates         are
shown in the section        "Financial highlights."

   Futures and options

   The     fund may buy and sell financial futures contracts on
   securities,     stock indexes and foreign currencies.   A
futures contract is a contract to buy or sell         a
security    , units of an     index, or a certain amount of a
foreign currency, at an agreed price on a specified future date.
   In general, depending     on the change in value of the
security or index or currency between the time a fund enters into and terminates a futures contract, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or
selling futures contracts,    the     fund may buy and sell call
and put options on futures contracts or on stock indexes.
   The     fund may engage in futures and options transactions
for hedging purposes and for nonhedging purposes, such as to
        adjust its exposure to relevant markets    or as a
substitute for direct investment    .

The use of financial futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.

Certain risks arise    from     the possibility of imperfect
correlations    among     movements in the prices of financial
futures and options    purchased or sold by the fund,     of the
underlying stock index    ,     currencies        or
   securities and, in the case of hedging transactions,     of
the securities or currencies which are the subject of the hedge. The successful use of futures and options further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from    the     fund's potential inability to
close out its futures or related options positions, and there can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund. Because the markets for options
and futures on foreign    securities,     indexes and currencies
are relatively new and still developing,    the     fund's
ability to engage in such transactions may be limited. Certain provisions of the Internal Revenue Code and certain regulatory
requirements may also limit    the     fund's ability to engage
in futures and options transactions.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

   Other investment practices

The fund may also engage in the following investment practices, each of which involves special risks. The SAI contains more detailed information about these practices, including limitations designed to reduce these risks.

Options.     The     fund may seek to increase its current return
by writing covered call and put options on securities it owns or
in which it may invest.     The     fund receives a premium from
writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When    the     fund writes a call option, it gives up the
opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a
put option,    it     takes the risk that it will be required to
purchase a security from the option holder at a price above the
current market price of the security.     The     fund may
terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

   The     fund may also buy and sell put and call options    ,
including     combinations of put and call options on the same
underlying security        .  The aggregate value of the
securities underlying    the     options may not exceed 25% of
   fund     assets.  The use of these strategies may be limited
by applicable law.

Securities loans, repurchase agreements and forward commitments.
   The     fund may lend portfolio securities amounting to not
more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times.
   The     fund may also purchase securities for future delivery,
which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the
settlement date.  These transactions involve some risk         if
the other party should default on its obligation and    the
fund is delayed or prevented from recovering the collateral or completing the transaction.

   Defensive     strategies.  At times Putnam Management may
judge that conditions in    the     securities markets make
pursuing the    fund's     basic investment strategy
inconsistent with the best interests of    its     shareholders.
At such times   ,     Putnam Management may temporarily use
alternative strategies, primarily designed to reduce fluctuations
in the value of    fund     assets.

    In implementing these defensive strategies,    the     fund
may invest without limit in cash or money market instruments, preferred stocks, debt securities issued by the U.S. government or any foreign government or their agencies or instrumentalities,
   or securities primarily traded in the U.S. markets,     or in
any other securities Putnam Management considers consistent with such defensive strategies.

        It is impossible to predict when, or for how long,
   these     alternative strategies    would be used    .

Diversification

   The     fund is a "diversified" investment company under the
Investment Company Act of 1940.  This means that with respect to
75% of its total assets    , the     fund may not invest more
than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of
   its     total    fund     assets is not subject to this
restriction.  To the extent    the     fund invests a significant
portion of its assets in the securities of a particular issuer,
   it     will be subject to an increased risk of loss if the
market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which    the     fund    may
invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the
value of an underlying asset, such as a security        or an
index.          Further information about these instruments and
the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help    to     limit investment
risks for    the fund's     shareholders.  These restrictions
prohibit    the     fund   ,     with respect to 75% of its total
assets   ,     from acquiring more than 10% of the voting
securities of any one issuer.   *      They also prohibit the
fund from investing more than:


(a) with respect to 75% of its total assets, 5% of its total
assets in securities of any one issuer   (    other than the U.S.
government   );    *

(b) 25% of its total assets in any one industry;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text
of these policies and the    fund's     other fundamental
investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-
fundamental investment    policy     without shareholder
approval.  As a matter of policy, the Trustees would not
materially change    the     fund's investment objective
without shareholder approval.


HOW PERFORMANCE IS SHOWN

   Fund advertisements may,     from time to time    , include
performance information    .         "Total return" for the one-,
five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of
$1,000 in    the     fund invested at the maximum public offering
price    (in the case of class A and class M shares) or
reflecting the deduction of any applicable contingent deferred
sales charge (in the case of class B shares)    .  Total return
may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment
performance not reflecting the maximum initial sales charge    or
contingent deferred sales charge     would be reduced if the
sales charge were used.

   All data are based on past investment results and do not
predict future performance.      Investment performance, which
will vary, is based on many factors, including market conditions,
   portfolio     composition    , fund     operating expenses and
which class of shares the investor purchases. Investment performance also often reflects the risks associated with
   the     fund's investment objective and policies.  These
factors should be considered when comparing    the     fund's
investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an
expense limitation was in effect will be greater than if the
limitation had not been in effect.     Fund     performance may
be compared to that of various indexes.  See the SAI.


HOW THE    FUND IS     MANAGED

The Trustees         are responsible for generally overseeing the
conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing
investment program for    the     fund and makes investment
decisions on its behalf.  Subject to the control of the Trustees,
Putnam Management also manages the    fund's     other affairs
and business.
   The fund pays Putnam Management a quarterly fee for these services based on average net assets. See "Expenses summary" and the SAI.

The following    officer     of Putnam Management         had
primary responsibility for the day-to-day management of the
   fund's portfolio     since the year stated below:

                                  Business experience
                         Year     (at least 5 years)
                         ----     -------------------



J. Peter Grant           1995     Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1973.

   The     fund pays         all expenses not assumed by Putnam
Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and
payments under its distribution plans    (which are in turn
allocated to the relevant class of shares)    .  Expenses of the
Trust directly charged or attributable to    the     fund will be
paid from the assets of the fund.  General expenses of the Trust
will be allocated among    and charged to the assets of the fund
and any other portfolio     of the Trust on a basis that the
Trustees deem fair and equitable, which may be based on the
relative assets of the    fund     and other    portfolios     of
the Trust or the nature of the services performed and relative
applicability to    the fund and other portfolios of the Trust.
The     fund also reimburses Putnam Management for         the
compensation and related expenses of certain officers of the Trust and their staff who provide administrative services
       . The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of
   fund     securities.  In selecting broker-dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider
sales of    fund     shares        (and, if permitted by law, of
the other Putnam funds) as a factor in the selection of broker-dealers.

The Trust pays a quarterly fee to Putnam Management based on the
average net assets of    the     fund, as determined at the close
of each business day during the quarter, at the following annual
rates, expressed as a percentage of    the     fund's average net
assets:          1.20% of the first $500 million        ; 1.10%
of the next $500 million; 1.05% of the next $500 million; 1.00% of the next $5 billion; 0.975% of the next $5 billion; 0.955% of the next $5 billion; 0.94% of the next $5 billion; and 0.93% of any excess thereafter.



In order to limit the    fund's     expenses during    its
start-up    period    , Putnam Management has agreed to limit its
compensation (and, to the extent necessary, bear other expenses)
through    August     31,    1997    , to the extent that
expenses of    the     fund (exclusive of brokerage, interest,
taxes, deferred organizational and extraordinary expense, and
payments under the    fund's     distribution    plans)     would
exceed the         annual rates    of 1.85%    , expressed as a
percentage of each fund's average net assets       .  For the
purpose of determining any such limitation on Putnam Management's compensation, fund expenses shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this prospectus would be revised.

ORGANIZATION AND HISTORY

   Putnam Emerging Markets Fund is a series of Putnam Investment
Funds,     a Massachusetts business trust organized on October
31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.
Prior to January 6, 1995, the Trust was known as Putnam Equity
Funds.  Prior to    October 4, 1996, the fund     was known as
Putnam    Emerging Growth Fund.  As of September 30, 1996 Putnam
Investments, Inc. owned more than 25% of the shares of the fund and therefore may be deemed to "control" the fund.

The Trust is an open-end, diversified        management
investment company with an unlimited number of authorized shares
of beneficial interest.    The Trustees     may, without
shareholder approval,    create     two or more series of shares
representing separate investment portfolios        .  Only shares
of Putnam Emerging    Markets     Fund are offered by this
prospectus.

Any such series of shares may be         divided without
shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as
the Trustees determine.          Only class A   , B and M
shares    of the fund     are offered by this prospectus.  The
fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting
proportionally.  Shares of    the fund and of each other series
of the Trust     vote together as a single class        except
when otherwise required by law or as determined by the Trustees.
Shares    of the fund     are freely transferable, are entitled
to dividends as declared by the Trustees, and, if    the     fund
were liquidated, would receive the net assets of    the     fund.
The    fund     may suspend the sale of shares at any time and
may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than    the     minimum         set by
the Trustees (presently 20 shares),    the     fund may choose to
redeem your shares        .  You will receive at least 30 days'
written notice before    the     fund redeems your shares, and
you may purchase additional shares at any time to avoid a
redemption.     The     fund may also redeem shares if you own
shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The    Trust's     Trustees        :  George Putnam,* Chairman.
President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald
J. Jackson, Former Chairman, President and Chief Executive
Officer of Fisher   -    Price, Inc.   , Director of Safety 1st,
Inc.,     Trustee of Salem Hospital and Overseer of the Peabody
Essex Museum; Elizabeth T. Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert
E. Patterson, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations, including Cummins
Engine Company,         Lucent Technologies, Inc.,    Springs
Industries, Inc. and Time Warner Inc.; George Putnam, III,* President, New Generation Research, Inc.; Eli Shapiro, Alfred P. Sloan Professor of Management, Emeritus, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern
Utilities Associates.  The Trustees         are also Trustees of
the other Putnam funds.  Those marked with an asterisk (*) are or
may be deemed to be "interested persons" of the    fund    ,
Putnam Management or Putnam Mutual Funds.

About Your Investment

   ALTERNATIVE SALES ARRANGEMENTS

Class A shares. An investor who purchases class A shares pays a sales charge at the time of purchase. As a result, class A shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than class B and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

Class B shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Class B shares also bear a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, see the SAI. This discussion includes information about how shares acquired through reinvestment of distributions are treated for conversion purposes. The discussion also notes certain circumstances under which a conversion may not occur. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

Class M shares. An investor who purchases class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares bear a 12b-1 fee that is lower than class B shares but higher than class A shares. Class M shares are not subject to any CDSC and do not convert into any other class of shares. See "How to buy shares -- Class M shares" and "Distribution plans."

Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A or class M shares. Investors who prefer not to pay an initial sales charge might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

   Class A shares

The public offering price of    class A     shares is the net
asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.


                                    Sales charge       Amount of
                             as a percentage of:    sales charge
                             -------------------    reallowed to
                                Net                 dealers as a
Amount of transaction        amount     Offering   percentage of
at offering price ($)         invested     price  offering price
-----------------------------------------------------------------

Under 50,000                      6.10%     5.75%       5.00%
50,000 but under 100,000          4.71      4.50        3.75
100,000 but under 250,000         3.63      3.50        2.75
250,000 but under 500,000         2.56      2.50        2.00
500,000 but under 1,000,000       2.04      2.00        1.75
-----------------------------------------------------------------

There is no initial sales charge on purchases of    class A
shares of $1 million or more    or purchases by participant-
directed qualified retirement plans with at least 200 eligible
employees    .  However, a    CDSC of 1.00% will be imposed upon
redemptions of shares purchased at net asset value after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates and that redeems 90% or more of the amount initially invested within
two years after initial purchase.  Similarly, a CDSC     of 1.00%
or 0.50%, respectively, will be imposed         within the first
or second year after purchase   on redemptions by any investor,
other than a participant-directed qualified retirement plan, that purchased fund shares without an initial sales charge as part of an investment of $1 million or more.

Shares purchased by investors investing $1 million or more in class A shares whose dealer of record waived its commission with the approval of Putnam Mutual Funds are not subject to the CDSC.

In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first, followed by shares held longest
during the CDSC period.  Any CDSC will be     based on the lower
of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without
a CDSC.         Putnam Mutual Funds receives the entire amount of
any CDSC you pay. See the SAI for more information about the CDSC.

Except as stated below, Putnam Mutual Funds pays investment
dealers of record commissions on sales of    class A     shares
of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

   A participant-directed qualified retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described elsewhere in this prospectus and in the SAI.

Class B shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions, and
(ii) shares otherwise exempt from the CDSC, as described in "How to buy shares -- General" below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed.

Year     1       2        3       4        5       6     7+
-------------------------------------------------------------
Charge  5%      4%       3%      3%       2%      1%     0%

In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual
Funds receives the entire amount of any CDSC you pay.



Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.


                                 Sales charge        Amount of
                              as a percentage of:  sales charge
                              -------------------  reallowed to
                                 Net               dealers as a
Amount of transaction          amount  Offering    percentage of
at offering price ($)         invested   price    offering price
-----------------------------------------------------------------
Under 50,000                     3.63%    3.50%       3.00%
50,000 but under 100,000         2.56     2.50        2.00
100,000 but under 250,000        1.52     1.50        1.00
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above                NONE     NONE        NONE

Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge. Participant-directed qualified retirement plans with at least 50 eligible employees and members of qualified groups may also purchase class M shares without a sales charge.

General

You may be eligible to buy    fund     shares at reduced sales
charges.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity
discount, statement of intention, group sales plan,    qualified
retirement     plans        and other plans.  Descriptions are
also included in the order form and in the SAI.



   The     fund may sell    class A, class B and class M
shares at net asset value without an initial sales charge or a
CDSC to         current and retired Trustees (and their
families),
current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other
employees (and their families) of broker   -    dealers having
sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by
Putnam  Mutual Funds        and investors meeting certain
requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition,    the     fund may sell shares at net asset value
without an initial sales charge or a CDSC in connection with the
acquisition by    the     fund of assets of an investment company
or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information
about purchasing         shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in,
   fund     shares         at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any
delay in redemption, exchange or transfer.  Otherwise    ,
payment    may be delayed     until the purchase price of those
shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need
for safekeeping,         certificates    will not be issued for
your shares unless you request them    .

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell
significant amounts of shares.     Certain dealers may not sell
all classes of shares.

DISTRIBUTION PLANS

   Class A     distribution         plan        .          The
class A plan provides for payments by the    fund     to Putnam
Mutual Funds at the annual rate of up to 0.35% of         average
net assets attributable to class A shares   .  The
Trustees   currently limit     payments under the class A
plan   to the annual rate of 0.25% of such assets.

Putnam Mutual Funds makes quarterly payments to qualifying dealers (including, for this purpose, certain financial institutions) to compensate them for services provided in connection with sales of class A shares and the maintenance of shareholder accounts. The payments are based on the average net asset value of class A shares attributable to shareholders for whom the dealers are designated as the dealer of record.

This calculation excludes until one year after purchase shares purchased at net asset value by shareholders investing $1 million or more. Also excluded until one year after purchase are shares purchased at net asset value by participant-directed qualified retirement plans with at least 200 eligible employees. These shares are not subject to the one-year exclusion provision in cases where certain shareholders who invested $1 million or more have made arrangements with Putnam Mutual Funds and the dealer of record waived the sales commission.

Except as stated below, Putnam Mutual Funds makes the quarterly payments at the annual rate of 0.25% of such average net asset value for class A shares (including shares acquired through reinvestment of distributions).

For participant-directed qualified retirement plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates, Putnam Mutual Funds' payments to qualifying dealers on shares purchased at net asset value are 100% of the rate stated above if average plan assets in Putnam funds (excluding money market funds) during the quarter are less than $20 million, 60% of the stated rate if average plan assets are at least $20 million but under $30 million, and 40% of the stated rate if average plan assets are $30 million or more.

For all other participant-directed qualified retirement plans purchasing shares at net asset value, Putnam Mutual Funds makes quarterly payments to qualifying dealers at the annual rate of 0.10% of the average net asset value of such shares.

Class B and class M distribution plans. The class B and class M plans provide for payments by the fund to Putnam Mutual Funds at the annual rate of up to 1.00% of average net assets attributable to class B shares and class M shares, as the case may be. The Trustees currently limit payments under the class M plan to the annual rate of 0.75% of such assets.

Although class B shares are sold without an initial sales charge, Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested to dealers who sell class B shares. These commissions are not paid on exchanges from other Putnam funds or on sales to investors exempt from the CDSC.

The amount paid to dealers at the time of the sale of class M shares is set forth above under "How to buy shares -- Class M shares." In addition, to further compensate dealers (including qualifying financial institutions) for services provided in connection with sales of class B shares and class M shares and the maintenance of shareholder accounts, Putnam Mutual Funds makes quarterly payments to qualifying dealers.

The payments are based on the average net asset value of class B shares and class M shares attributable to shareholders for whom the dealers are designated as the dealer of record. Putnam Mutual Funds makes the payments at an annual rate of 0.25% of such average net asset value of class B shares and class M shares, as the case may be.

Putnam Mutual Funds also pays to dealers, as additional compensation with respect to the sale of class M shares, 0.40% of such average net asset value of class M shares. For class M shares, the total annual payment to dealers equals 0.65% of such average net asset value.

General. Payments under the plans are intended to compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned above. Putnam Mutual Funds may suspend or modify such payments to dealers.

The payments are also subject to the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to    the     fund any day the New York
Stock Exchange is open, either directly to    the     fund or
through your investment dealer.     The     fund will only redeem
shares for which it has received payment.

Selling shares directly to    your     fund.  Send a signed
letter of instruction or stock power form to Putnam Investor
Services   , along with any certificates that represent shares
you want to sell    .  The price you will receive is the next net
asset value calculated after    the     fund receives your
request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

   Your     fund generally sends you payment for your shares the
business day after your request is received.  Under unusual
circumstances,    the     fund may suspend redemptions, or
postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your
investment dealer, as described below.     The Telephone
Redemption Privilege is not available if you were issued
certificates for shares that remain outstanding.      The
Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

   You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the
highest CDSC applicable to your class of shares.    For purposes
of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

        To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares."
   The Telephone Exchange Privilege is not available if you were
issued certificates for shares that remain outstanding.      Ask
your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees
believe doing so would be in the best interests of    your
fund,    the     fund reserves the right to revise or terminate
the exchange privilege, limit the amount or number of exchanges
or reject any exchange.          Consult Putnam Investor Services
before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW    THE     FUND VALUES ITS SHARES

   The     fund calculates the net asset value of a share    of
each class     by dividing the total value of its assets, less
liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

   Securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of fund shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.

HOW    THE     FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION

   The     fund distributes any net investment income    at least
annually     and any net realized capital gains at least
annually   .  Distributions     from net investment income, if
any, are expected to be small. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You can choose from three distribution options:

-       Reinvest all distributions         in additional shares
                without a sales charge;

-       Receive distributions from net investment income in cash
        while reinvesting net capital gains distributions in
        additional shares         without a sales charge; or

-       Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested.
   All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions
        in additional shares        (or in shares of other Putnam
funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if
correspondence sent by    the     fund or Putnam Investor
Services is returned as "undeliverable," fund distributions will
automatically be reinvested in    the     fund or in another
Putnam fund.

   The     fund intends to qualify as a "regulated investment
company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on
income and gains it distributes to shareholders.    The     fund
will distribute substantially all of its ordinary income and capital gain net income on a current basis.

   Fund     distributions will be taxable to you as ordinary
income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

   Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments.
In that case, the fund's yield on those securities would be decreased.

If at the end of    the     fund's fiscal year more than 50% of
the value of    its     total assets represents securities of
foreign corporations,    the     fund intends to make an election
permitted by the Internal Revenue Code to treat any foreign taxes
        paid    by it     as paid by its shareholders.  In this
case, shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.

   Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income.
This difference may cause a portion of the fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code could subject the fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax
consequences of investing in    the     fund.  You should consult
your tax adviser to determine the precise effect of an investment
in    the     fund on your particular tax situation (including
possible liability for state and local taxes).


About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the
   fund     and of other Putnam funds.  Putnam Fiduciary Trust
Company is the          custodian    of the fund    .  Putnam
Investor Services, a division of Putnam Fiduciary Trust Company,
is the         investor servicing and transfer agent    for the
fund    .

Putnam Management, Putnam Mutual Funds        and Putnam
Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.


PUTNAM EMERGING    MARKETS     FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
160 Federal Street
Boston, MA  02110

   PUTNAMINVESTMENTS
        One Post Office Square
        Boston, Massachusetts 02109
        Toll-free 1-800-225-1581




                   PUTNAM EMERGING    MARKETS     FUND
           (a series of Putnam Investment Funds (the "Trust")

                                FORM N-1A
                                 PART B

               STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            October 30    , 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of
the    fund     dated    October 30    , 1996, as revised from
time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If
   the     fund has more than one form of current prospectus,
each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the
   fund    .  Part II includes information about the    fund
and the other Putnam funds.

                             Table Of Contents
Part  I

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . .
 .        3

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . .
 .        5

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . .
 . . .   10

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . .


        10

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . .
        11


Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . .
 . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-
        29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .II-
        35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . .II-
        44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . .II-
        46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . .II-
        59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . .II-
        60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . .II-
        66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . .II-
        66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . .II-
        66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . .II-
        67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . .II-
        68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . .II-
        73


                                   SAI
                                  PART I

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed with respect to a fund without a vote of a majority of the
outstanding voting securities        , the fund may not and
will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.


(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

   Although certain of the fund's fundamental investment restrictions permit it to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year. For the purpose of fundamental investment restriction 8 above, the fund will consider securities backed by the credit of different foreign governments as representing separate industries.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

It is contrary to    the     fund's present policy, which may be
changed without shareholder approval, to:

(1) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

(2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities which represent interests in, are secured by interests in, or which are issued by issuers which deal in, such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

(3) Invest in securities of registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets or by purchases in the open market involving only customary brokers' commissions.

(4) Make short sales of securities or maintain a short position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

(5) Purchase or sell real property (including limited partnership interests), except that the fund may (a) purchase or sell readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, (b) purchase or sell securities that are secured by interests in real estate or interests therein, or (c) acquire real estate through exercise of its rights as a holder of obligations secured by real estate or interests therein or sell real estate so acquired.

(6) Invest in securities of any issuer, if, to the knowledge of the fund, officers and Trustees of the Trust and officers and directors of Putnam Management who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.



                           ---------------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.



CHARGES AND EXPENSES

   Management fees

Under a Management Contract dated December 2, 1994, as revised
July 14, 1995,    the Trust     pays a quarterly fee to Putnam
Management based on the average net assets of the fund, as determined at the close of each business day during the quarter,
at the    following     annual    rates, expressed as a
percentage of the fund's average net assets:  1.20%     of the
first $500 million   ; 1.10%     of the next $500 million   ;
1.05%     of the next $500 million   ; 1.00%     of the next $5
billion   ; 0.975%     of the next $5 billion   ; 0.955%     of
the next $5 billion   ; 0.94%     of the next $5 billion   ;
and    0.93%     thereafter.


                                               Reflecting a
                                               reduction in the
                        following amount
                        pursuant to an
Fiscal   Management        expenses
year     fee paid       limitation

   1996                 $21,095                $20,364


   Expense limitation

   In order to limit the fund's expenses, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses of the fund) through August 31, 1997 to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, and deferred organizational and extraordinary expenses; and payments under the fund's distribution plans) would exceed an annual rate of 1.85% of the fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this SAI would be revised.

Brokerage commissions

The following table shows brokerage commissions paid during the
fiscal period indicated   :

                 Fiscal                        Brokerage
                 year                          commissions

                    1996                       $19,064


The following table shows transactions placed with brokers and
dealers during the most recent fiscal    year     to recognize
research, statistical and quotation services    received by
Putnam Management          and its affiliates   :

                  Dollar
                  value           Percent of
                  of these        total             Amount of
                  transactions    transactions    commissions

                     $2,800,938   84.12%          $17,352


Administrative expense reimbursement

The    fund     reimbursed Putnam Management in the following
amount for administrative services during fiscal    1996    ,
including the following amount for compensation of certain
   fund     officers         and contributions to the Putnam
Investments, Inc. Profit Sharing Retirement Plan for their benefit:

                                            Portion of total
                                            reimbursement for
                                              compensation
                           Total                   and
                       reimbursement          contributions


                              $17                $15


Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a
Trustee of the Putnam funds, the         fees         paid to
each Trustee by    the fund     for fiscal 1996   and     the
fees paid to each Trustee by         all of the Putnam funds
during calendar         1995   :


COMPENSATION TABLE

                                Estimated               Total
                    aggregate                    compensation
                             compensation            from all
Trustees            from the fund (1)    Putnam    funds (2)

---------------------------------------------------------------

Jameson A. Baxter/1994         $122               $150,854
Hans H. Estin/1972              122                150,854
John A. Hill/1985    (3)        122                149,854
   Ronald J. Jackson/1996 (4)    29                N/A
Elizabeth T. Kennan/1992        122                148,854
Lawrence J. Lasser/1992         122                150,854
Robert E. Patterson/1984    126                    152,854
Donald S. Perkins/1982          122                150,854
William F. Pounds/1971          123  (5)           149,854
George Putnam/1957              122                150,854
George Putnam, III/1984         122                150,854
Eli Shapiro/1995   (6)      126                     95,372
A.J.C. Smith/1986               122                149,854
W. Nicholas Thorndike/1992    125
152,854


   (1)
        Reflects estimated amounts to be paid for fiscal year 1996. Includes an annual retainer and an attendance fee for each meeting attended.
   (2)
        As of December 31, 1995, there were 99 funds in the
        Putnam family.
   (3)
        Includes         compensation deferred    during the
        fiscal year from all the     Putnam funds as of
           December 31, 1996.
   (4)  Elected as a Trustee in May 1996.
(5) Includes additional compensation for service as Vice Chairman of the Putnam Funds.
(6)     Elected as a Trustee in April 1995.

The Trustees have approved Retirement Guidelines for Trustees of the Putnam funds. These Guidelines provide generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee retainer fees paid by each fund at the time of retirement. Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current Trustees will receive similar benefits upon their retirement. A Trustee who retired in calendar 1995 and was eligible to receive benefits under these Guidelines would have received an annual benefit of $66,749, based upon the aggregate retainer fees paid by the Putnam funds for such year. The Trustees reserve the right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

Share ownership

At    September 30, 1996, Putnam Investments, Inc.     owned of
record    and     beneficially    100%     of the shares of
   the     fund.          Putnam    Investments, Inc. is
incorporated in Massachusetts, and its parent corporation, Marsh & McLennan Companies, Inc., is incorporated in Delaware. The
        address    of             Putnam Investments,    Inc.
is     One Post Office Square, Boston, MA  02109   .

Distribution fees

   During fiscal 1996, the fund did not pay any fees     pursuant
to    its Distribution Plan to     Putnam Mutual Funds   .  There
were no Class B or class M shares during the 1996 fiscal period.

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds    did not     received    any     sales
charges with respect to class A shares   .  There were no Class B
or class M shares     during    the 1996     fiscal
   period    .

Investor servicing and custody fees and expenses

During the    1996     fiscal year,    the fund     incurred
   $3,585     in fees and out-of-pocket expenses for investor
servicing and custody services provided by Putnam Fiduciary Trust
Company.


INVESTMENT PERFORMANCE

Standard performance measures

(for the period ended    August 31    , 1996)

                               Class A
Inception date:               12/28/95

   Cumulative
Total return

Life of class                    13.97%

   Data represent past performance and are not indicative of future results. Total return for class A and class M shares reflect the deduction of the maximum sales charge of 5.75% and 3.5%, respectively. Total return for class B shares reflects the deduction of the applicable contingent deferred sales charge ("CDSC"). The maximum class B CDSC is 5.0%. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as    Trust     officers
        in Part II of this SAI, each of the following persons is
also a Vice President of    the Trust     and         certain of
the    other     Putnam funds   , the total number of which is
noted parenthetically    .  Officers of Putnam Management hold
the same offices in Putnam Management's parent company, Putnam
Investments, Inc.

Thomas R. Bogan   (age 55) (1 fund).  Managing Director     of
Putnam Management.  Prior to November, 1994, Mr. Bogan was Senior
Analyst at Lord, Abbett & Co.

   Brett C. Browchuk (age 33) (48 funds).  Managing Director of
Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

Peter Carman    (age 55) (40 funds)    .  Senior Managing
Director of Putnam Management. Prior to August, 1993, Mr. Carman was Chief Investment Officer, Chairman of the U.S. Equity
Investment Policy Committee and a Director of Sanford C.
Bernstein & Company, Inc.

   Ian C. Ferguson (age 39) (22 funds).  Senior Managing
Director.  Prior to April, 1996, Mr. Ferguson was CEO at Hong
Kong Shanghai Banking Corporation.

David L. King    (age 39) (6 funds)    .  Senior Vice President
of Putnam Management.

   J. Peter Grant (age 53) (3 funds).  Senior Vice President of
Putnam Management.  Senior Vice President of Putnam Fidiciary
Trust Company.

Carol C. McMullen    (age 41) (7 funds)    .  Managing Director
of Putnam Management.  Prior to June, 1995, Ms. McMullen was
Senior Vice President and Senior Portfolio Manager of Baring
Asset Management.

Jeanne L. Mockard    (age 33) (4 funds)    .  Senior Vice
President of Putnam Management.

John J. Morgan, Jr.    (age 56) (10 funds).      Managing
Director of Putnam Management.

Hugh H. Mullin    (age 34) (4 funds)    .  Senior Vice President
of Putnam Management.

Patrick O'Donnell    (age 50) (1 fund)    .  Managing Director of
Putnam Management. Prior to May, 1994, Mr. O'Donnell was the founder and President of Exeter Research Inc.

Anthony W. Regan    (age 57) (11 funds)    .  Senior Managing
Director of Putnam Management.  Director of Putnam Investments,
Inc.

Thomas V. Reilly    (age 49) (15 funds)    .  Managing Director
of Putnam Management.

David J. Santos    (age 38) (3 funds)    .  Vice President of
Putnam Management.

Justin M. Scott    (age 39) (10 funds)    .  Managing Director of
Putnam Management.

Sheldon N. Simon    (age 39) (2 funds)    .  Senior Vice
President of Putnam Management.

   Robert Swift (age 36) (7 funds).  Senior Vice President of
Putnam Management. Prior to August, 1995, Mr. Swift was Director and Portfolio Manager at IAI International/Hill Samuel Investment
Advisors.

Kenneth J. Taubes    (age 38) (7 funds)    .  Senior Vice
President of Putnam Management.


INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

        Price Waterhouse LLP, 160 Federal Street, Boston,
MA   02111,     are the    fund's     independent accountants
   ,     providing audit services, tax return review and other
tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange
Commission filings.   The Report of Independent Accountants,
financial highlights and financial statements included in    the
fund's     Annual Report for the fiscal    period     ended
   August 31, 1996    , filed electronically on    October 29,
1996     (File No. 811-7237), are incorporated by reference into
this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

                             TABLE OF CONTENTS


MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . . . .II-59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-73

                             THE PUTNAM FUNDS
                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                  PART II

The following information applies generally to your fund and to the other Putnam funds. In certain cases the discussion applies to some but not all of the funds or their shareholders, and you should refer to your prospectus to determine whether the matter is applicable to you or your fund. You will also be referred to
Part I for certain information applicable to your particular fund. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENT PRACTICES

Your fund's prospectus states which of the following investment practices are available to your fund. The fact that your fund is authorized to engage in a particular practice does not necessarily mean that it will actually do so. You should disregard any practice described below which is not mentioned in the prospectus.

Short-term Trading

In seeking the fund's objectives(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"), to the extent described in the prospectus. The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the prospectus or Part I of this SAI for a description of security ratings.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely
affect the values of lower-rated securities.   Changes by
recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default under such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

If the fund's prospectus describes so-called "zero-coupon" bonds and "payment-in-kind" bonds as possible investments, the fund may invest without limit in such bonds unless otherwise specified in the prospectus. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Investments in Miscellaneous Fixed-Income Securities

Unless otherwise specified in the prospectus or elsewhere in this SAI, if the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

Private Placements

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

Loan Participations

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which the fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest of principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and experience, and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's credit analysis, and that of the original lending institutions, of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests.
In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest, and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

Mortgage Related Securities

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

Forward Commitments

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Repurchase Agreements

The fund may enter into repurchase agreements up to the limit specified in the prospectus. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Risk Factors in Options Transactions

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

Futures Contracts and Related Options

Subject to applicable law, and unless otherwise specified in the prospectus, the fund may invest without limit in the types of futures contracts and related options identified in the prospectus for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

Options on stock index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Index Warrants

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Foreign Securities

Under its current policy, which may be changed without shareholder approval, the fund may invest up to the limit of its total assets specified in its prospectus in securities principally traded in markets outside the United States. Eurodollar certificates of deposit are excluded for purposes of this limitation. Since foreign securities are normally denominated and traded in foreign currencies, the value of the fund's assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent that the fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging securities markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

In addition, unanticipated political or social developments may affect the value of the fund's investments in these countries and the availability to the fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Transactions

Unless otherwise specified in the prospectus or Part I of this SAI, the fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to protect against uncertainty in the level of future currency exchange rates. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or in over-the-counter markets. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions" above.

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Currency forward and futures contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Foreign currency options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Restricted Securities

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

TAXES

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months;

(c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(d) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Exempt-interest dividends. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

Hedging transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Under the 30% of gross income test described above (see "Taxation of the fund"), the fund will be restricted in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain fund assets to be treated as held for less than three months.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Securities issued or purchased at a discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Capital loss carryover. Distributions from capital gains are made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign currency-denominated securities and related hedging transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the debt and equity securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect.
An individual's taxpayer identification number is his or her social security number.

MANAGEMENT

Trustees Name (Age)

*+George Putnam (70), Chairman and President. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, The Boston Company, Inc., Boston Safe Deposit and Trust Company, Freeport-McMoRan, Inc., Freeport Copper and Gold, Inc., McMoRan Oil and Gas, Inc., General Mills, Inc., Houghton Mifflin Company, Marsh & McLennan Companies, Inc. and Rockefeller Group, Inc.

+William F. Pounds (68), Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of EG&G, Inc., IDEXX Laboratories, Inc., Perseptive Biosystems, Inc., Management Sciences for Health, Inc., and Sun Company, Inc.

Jameson A. Baxter (53), Trustee. President, Baxter Associates, Inc. (a management and financial consultant). Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc. and Banta Corporation. Chairman Emeritus of the Board of Trustees, Mount Holyoke College.

+Hans H. Estin (68), Trustee.  Vice Chairman, North American
Management Corp. (a registered investment adviser). Director of The Boston Company, Inc. and Boston Safe Deposit and Trust
Company.

John A. Hill (54), Trustee. Chairman and Managing Director, First Reserve Corporation (a registered investment adviser). Director, Maverick Tube Corporation, PetroCorp Incorporated, Snyder Oil Corporation, Weatherford Enterra, Inc. (an oil field service company) and various First Reserve Funds.

Ronald J. Jackson (52), Trustee.  Former Chairman, President and
Chief Executive Officer of Fisher-Price, Inc., Director of Safety
1st, Inc.,  Trustee of Salem Hospital and the Peabody Essex
Museum.

Elizabeth T. Kennan (58), Trustee.  President Emeritus and
Professor, Mount Holyoke College.  Director, the Kentucky Home
Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots. Trustee of the University of Notre Dame.

*Lawrence J. Lasser (53), Trustee and Vice President.  President,
Chief Executive Officer and Director of Putnam Investments, Inc.
and Putnam Investment Management, Inc.  Director of Marsh &
McLennan Companies, Inc.

+Robert E. Patterson (51), Trustee.  Executive Vice President and
Director of Acquisitions, Cabot Partners Limited Partnership (a registered investment adviser).

*Donald S. Perkins (69), Trustee. Director of various corporations, including AON Corp., Cummins Engine Company, Inc.,
Current Assets L.L.C., Illinova and Illinois Power Company,
Inland Steel Industries, Inc., LaSalle Street Fund, Inc., Lucent
Technologies Inc., Springs Industries, Inc. (a textile manufacturer), and Time Warner Inc.

*#George Putnam III (45), Trustee.  President, New Generation
Research, Inc. (publisher of bankruptcy information) and New
Generation Advisers, Inc. (a registered investment adviser).

Eli Shapiro (80), Trustee.  Alfred P. Sloan Professor of
Management, Emeritus, Alfred P. Sloan School of Management,
Massachusetts Institute of Technology.  Former Trustee of the
Putnam funds (1984-1990).

*A.J.C. Smith (62), Trustee.  Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.  Director, Trident
Corp.

W. Nicholas Thorndike (63), Trustee. Director of various corporations and charitable organizations, including Courier
Corporation, Data General Corporation, Bradley Real Estate, Inc., and Providence Journal Co.

Officers Name (Age)

Charles E. Porter (58), Executive Vice President.  Managing
Director of Putnam Investments, Inc. and Putnam Management.

Patricia C. Flaherty (49), Senior Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Management.

William N. Shiebler (54), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President and
Director of Putnam Mutual Funds.

Gordon H. Silver (49), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc. and Putnam
Management.

John R. Verani (57), Vice President.  Senior Vice President of
Putnam Investments, Inc. and Putnam Management.

Paul M. O'Neil (43), Vice President.  Vice President of Putnam
Investments, Inc. and Putnam Management.

John D. Hughes (61), Senior Vice President and Treasurer.

Beverly Marcus (52), Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.

#George Putnam, III is the son of George Putnam.

                       -----------------

Certain other officers of Putnam Management are officers of the fund. See "Additional officers" in Part I of this SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to 1993, Mr. Jackson was Chairman of the Board, President and Chief Executive Officer of Fisher-Price, Inc. Prior to January, 1992, Ms. Baxter was Vice President and Principal, Regency Group, Inc. and Consultant, The First Boston Corporation. Prior to May, 1991, Dr. Pounds was Senior Advisor to the Rockefeller Family and Associates, Chairman of Rockefeller Trust Company and Director of Rockefeller Group, Inc. During the past five years Dr. Shapiro has provided economic and financial consulting services to various clients.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. For details of Trustees' fees paid by the fund and information concerning retirement guidelines for the Trustees, see "Charges and expenses" in Part I of this SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Putnam Management and its affiliates

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with over $113 billion in assets in over 6.2 million shareholder accounts at June 30, 1996. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At June 30, 1996, Putnam Management and its affiliates managed nearly $149 billion in assets, including over $17 billion in tax-exempt securities and over $66 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust
Company are subsidiaries of Putnam Investments, Inc., a holding company which is in turn wholly owned by Marsh & McLennan
Companies, Inc., a publicly-owned holding company whose principal operating subsidiaries are international insurance and reinsurance brokers, investment managers and management consultants.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management's compensation under the Management Contract, see "Charges and expenses" in Part I of this SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan. The only such limitation as of the date of this SAI (applicable to any fund registered for sale in California) was 2.5% of the first $30 million of average net assets, 2% of the next $70 million and 1.5% of any excess over $100 million.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any expense limitation from time to time in effect are described in either the prospectus or Part I of this SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund's most recent fiscal year is included in "Charges and Expenses" in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

Personal Investments by Employees of Putnam Management

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Portfolio Transactions

Investment decisions. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and research services. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

Principal Underwriter

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See "Charges and expenses" in Part I of this SAI for information on sales charges and other payments received by Putnam Mutual Funds.

Investor Servicing Agent and Custodian

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services has won the DALBAR Quality Tested Service Seal every year since the award's 1990 inception. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

See "Charges and expenses" in Part I of this SAI for information on fees and reimbursements for investor servicing and custody received by PFTC. The fees may be reduced by credits allowed by PFTC.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARES

General

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employer's defined contribution plan, please consult your employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General--Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares at the end of the month eight years after the purchase date. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information.

Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft (normally the 20th of each month, or the next business day thereafter). Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the next day following the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Payment in securities. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. In the case of Putnam American Government Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Capital Appreciation Fund, Putnam Diversified Equity Trust, Putnam Diversified Income Trust II, Putnam Equity Income Fund, Putnam Europe Growth Fund, The Putnam Fund for Growth & Income, Putnam Funds Trust, Putnam Global Governmental Income Trust, Putnam Global Natural Resources Fund, Putnam Growth and Income Fund II, Putnam High Yield Advantage Fund, Putnam Intermediate U.S. Government Income Fund, Putnam International Growth Fund, Putnam Investment Funds, Putnam Investment-Grade Bond Fund, Putnam Municipal Income Fund, Putnam OTC Emerging Growth Fund, Putnam Preferred Income Fund, Putnam Tax Exempt Income Fund and Putnam Tax-Free Income Trust, transactions involving the issuance of fund shares for securities or assets other than cash will be limited to a bona-fide re-organization or statutory merger and to other acquisitions of portfolio securities that meet all the following conditions: (a) such securities meet the investment objective(s) and policies of the fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable, as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or The Nasdaq Stock Market, Inc. In addition, Putnam Global Governmental Income Trust may accept only investment grade bonds with prices regularly stated in publications generally accepted by investors, such as the London Financial Times and the Association of International Bond Dealers manual, or securities listed on the New York or American Stock Exchanges or on The Nasdaq Stock Market, Inc. Putnam Diversified Income Trust may accept only bonds with prices regularly stated in publications generally accepted by investors. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

Sales without sales charges or contingent deferred sales charges.
The fund may sell shares without a sales charge or CDSC to:

     (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

     (ii) employee benefit plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not offered by tax-exempt funds);

     (iii) clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

     (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

     (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

     (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

     (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with Putnam Mutual Funds with respect to such accounts.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below.

Payments to dealers. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

Additional Information About Class A and Class M Shares

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

Combined purchase privilege. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

     (i) an individual, or a "company" as defined in Section
     2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

     (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

     (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

     (iv) tax-exempt organizations qualifying under Section
     501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
     "403(b) plan") of the Code; and

     (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

Cumulative quantity discount (right of accumulation). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

     (i) the investor's current purchase; and

     (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

     (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount
indicated is not purchased.   When the full amount indicated has
been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

Group purchases of class A and class M shares. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

Employee benefit plans; Individual account plans. The term "employee benefit plan" means any plan or arrangement, whether or not tax-qualified, which provides for the purchase of class A shares. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employee benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may also sell class A shares at net asset value to participant-directed qualified retirement plans with at least 200 eligible employees, or prior to December 1, 1995, a plan sponsored by an employer or by affiliated employers which have at least 750 employees and, beginning December 1, 1995, the fund may sell class M shares at net asset value to participant-directed qualified retirement plans with at least 50 eligible employees.

A participant-directed qualified retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase as described in the prospectus. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about participant-directed qualified retirement plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

Contingent Deferred Sales Charges

Class A shares.   Class A shares purchased at net asset value
after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed By Putnam Management or its affiliates and that redeems 90% of more of the amount initially within two years after its initial purchase are subject to a CDSC of 1.00%. Similarly, class A shares purchased at net asset value by any investor other than a participant-directed qualified retirement plan investing $1 million or more, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed. The CDSC does not apply to shares purchased by certain investors (including participant-directed qualified retirement plans with more than 200 eligible employees) investing $1 million or more that have made arrangements with Putnam Mutual Funds and whose dealer of record waived the commission described in the next paragraph.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees, or, prior to December 1, 1995, a plan sponsored by an employer with more than 750 employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter, except that commissions on sales prior to December 1, 1995 are based on cumulative purchases durholders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide mmissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased before April 1, 1994.

All shares. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or
(iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

If plan payments are made to reimburse Putnam Mutual Funds for payments to dealers based on the average net asset value of fund shares attributable to shareholders for whom the dealers are designated as the dealer of record, "average net asset value" attributable to a shareholder account means the product of (i) the fund's average daily share balance of the account and (ii) the fund's average daily net asset value per share (or the average daily net asset value per share of the class, if applicable). For administrative reasons, Putnam Mutual Funds may enter into agreements with certain dealers providing for the calculation of "average net asset value" on the basis of assets of the accounts of the dealer's customers on an established day in each quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How to sell shares" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the Exchange Privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shares of the fund must be held at least 15 days by the shareholder requesting an exchange. There is no holding period if the shareholder acquired the shares to be exchanged through reinvestment of distributions, transfer from another shareholder, prior exchange or certain employer-sponsored defined contribution plans. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder requesting the exchange.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available To Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

Automatic cash withdrawal plan ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax Qualified Retirement Plans; 403(b) and SEP Plans. (Not offered by funds investing primarily in tax-exempt securities.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

     Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

     Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past ten fiscal years (or for the life of the fund, if shorter) is reflected in the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses would increase the fund's yield and total return during the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   The agencies listed below measure performance based
on their own criteria rather than on the standardized performance measures described in the preceding section.

     Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
     highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/Wiesenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

     The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

     The Dow Jones Industrial Average is an index of 30 common stocks frequently used as a general measure of stock market performance.

     The Dow Jones Utilities Average is an index of 15 utility stocks frequently used as a general measure of stock market performance.

     CS First Boston High Yield Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

     The Lehman Brothers Aggregate Bond Index is an index composed of securities from The Lehman Brothers Government/Corporate Bond Index, The Lehman Brothers Mortgage-Backed Securities Index and The Lehman Brothers Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.

     The Lehman Brothers Asset-Backed Securities Index is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year.

     The Lehman Brothers Corporate Bond Index is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

     The Lehman Brothers Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

     The Lehman Brothers Intermediate Treasury Bond Index is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

     The Lehman Brothers Long-Term Treasury Bond Index is an index of publicly issued U.S. Treasury obligations
     (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

     The Lehman Brothers Mortgage-Backed Securities Index includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

     The Lehman Brothers Municipal Bond Index is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

     The Lehman Brothers Treasury Bond Index is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

     The Morgan Stanley Capital International World Index is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

     The Morgan Stanley Capital International EAFE Index is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

     The Morgan Stanley Capital International Europe Index is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

     The Morgan Stanley Capital International Pacific Index is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

     The NASDAQ Industrial Average is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

     The Russell 2000 Index is composed of the 2,000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of 3,000 large U.S. companies ranked by market capitalization, representing approximately 98% of the U.S.
     equity market.

     The Salomon Brothers Long-Term High-Grade Corporate Bond Index is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

     The Salomon Brothers Long-Term Treasury Index is an index of U.S. government securities with maturities greater than 10 years.

     The Salomon Brothers World Government Bond Index is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

     The Salomon Brothers World Government Bond Index (non
     $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

     Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance.

     Standard & Poor's 40 Utilities Index is an index of 40 utility stocks.

     Standard & Poor's/Barra Value Index is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.

DEFINITIONS

"Putnam Management"         --  Putnam Investment Management,
                                Inc., the fund's investment
                                manager.

"Putnam Mutual Funds"       --  Putnam Mutual Funds Corp., the
                                fund's principal underwriter.

"Putnam Fiduciary Trust     --  Putnam Fiduciary Trust Company,
 Company"                       the fund's custodian.

"Putnam Investor Services"  --  Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.




PROSPECTUS
                                                       October
30,     1996


Putnam         International    Voyager             Fund
Class A, B and M shares
INVESTMENT STRATEGY:  GROWTH



This prospectus explains concisely what you should know before
investing in    Putnam International Voyager Fund (the
"fund"),         a portfolio of Putnam Investment Funds (the
"Trust"). Please read it carefully and keep it for future reference. You can find more detailed information in the
   October 30    , 1996 statement of additional information (the
"SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE    FUND     ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO

         ABOUT THE    FUND

Expenses summary                                            page
number
 .
This section describes the sales charges, management fees, and
annual operating expenses that apply to    various classes of
the     fund's shares.  Use it to help you estimate the impact of
transaction costs on your investment over time.

Financial highlights

 .
Study this table to see, among other things, how    the fund
performed    each year for the past 10 years or     since it
began investment operations   if it has been in operation for
less than 10 years.

Objective
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Read this section to make sure    the     fund's    objective
is     consistent with your own.

How the    fund pursues its objective

 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
This section explains in detail how    the     fund seeks its
investment objective   .

       Risk     factors   .              All investments entail
some risk.  Read
    this section to make sure you understand    the     risks
that    are
    associated with an investment in the     fund.

How performance is shown

 .
This section describes and defines the measures used to assess
   fund     performance.   All data are based on         past
investment results and do not predict future performance.

How the    fund is     managed

 .
Consult this section for information about    the     fund's
management, allocation of    its     expenses, and how purchases
and sales of securities are made        .

Organization and history

 .
In this section, you will learn when    the     fund was
introduced, how it is organized, how it may offer shares, and who its Trustees are.


ABOUT YOUR INVESTMENT

   Alternative sales arrangements
 .
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares

 .
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of
accounts.  It explains how sales charges are determined and how
you may become eligible for reduced sales charges on    each
class of     shares.

Distribution plans

 .
This section tells you what distribution fees are charged against
   each class of     shares        .

How to sell shares

 .
In this section you can learn how to sell    fund     shares
       , either directly to the fund or through an investment dealer.

How to exchange shares

 .
Find out in this section how you may exchange    fund     shares
        for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How    the     fund values its shares

 .
This section explains how    the     fund determines the value of
its shares.

How    the     fund makes distributions to shareholders;
tax information

 .
This section describes the various options you have in choosing
how to receive    fund     dividends        .  It also discusses
the         tax status of the payments and counsels    you     to
seek specific advice about    your     own situation.

ABOUT PUTNAM INVESTMENTS, INC.

 .
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

About the    Fund

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs
from investing in    the     fund and estimated expenses which
   the     fund expects to incur in    its first full     fiscal
year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

   Class A                 Class B       Class M
  shares                   shares      shares
Shareholder transaction
    expenses

Maximum sales charge
    imposed         on purchases
    (as a percentage         of
    offering price)         5.75%          NONE*      3.50%*

Deferred sales charge              5.0% in the first
 (as a         percentage           year, declining
 of the lower of                     to 1.0% in the
 original purchase                  sixth year, and
 price or         redemption           eliminated
 proceeds)              NONE*       *   thereafter     NONE

Annual fund operating expenses
(as a percentage of average net assets)



                                      Total fund
Management   12b-1          Other      operating
   fees+      fees        expenses    expenses+
  -----     --------     ----------  --   --------

Class A       0.90%         0.25%        .95%          2.10%
Class B       0.90%         1.00%        .95%          2.85%
Class M       0.90%         0.75%        .95%          2.60%

+after expense limitation

The table is provided to help you understand the expenses of investing and your share of fund operating expenses. The expenses shown in the table do not reflect the application of credits that reduce fund expenses. The 12b-1 fees for class A, class B and class M shares reflect amounts currently payable under each distribution plan. The estimated management fees shown in the table reflect an expense limitation currently in effect. In the absence of the expense limitation, estimated management fees and total fund operating expenses would have been 1.20% and 2.40%, respectively, for class A shares, 1.20% and 3.15%, respectively, for class B shares, 1.20% and 2.90%, respectively, for class M shares.

Examples

Your investment of $1,000 would incur the following expenses,
assuming 5% annual return and   , except as indicated,
redemption at the end of each period:

1         year                3     years

   Class A                       $78        $120
Class B                          $79        $118
Class B (no redemption)          $29         $88
Class M                    $60              $113

        The examples do not represent past or future expense levels. Actual expenses may be greater or less than those shown.
Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

   * The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -
       Class A shares."

FINANCIAL HIGHLIGHTS

The following table presents per share financial information for class A shares. No class B or class M shares were outstanding during this period. This information has been audited and reported on by the independent accountants. The "Report of independent accountants" and financial statements included in
the    fund's     annual report to shareholders for the    1996
fiscal     period         are incorporated by reference into this
prospectus.  The         fund's annual report        , which
   contains     additional unaudited performance information,
   is     available without charge upon request.


        Financial highlights
(For a share outstanding throughout the period)
Financial highlights

                                            For the period
                                         December 28, 1995
                                             (commencement
                                         of operations) to
                                                 August 31
                                                      1996

Net asset value,
beginning of period                                  $8.50

Investment operations

Net investment income                               .04(c)

Net realized and unrealized gain on investments        .93

Total from investment operations                       .97

Net asset value, end of period                       $9.47

Total investment return at net asset value (%)(a) 11.41(d)

Net assets, end of period (in thousands)            $2,429

Ratio of expenses to average net assets (%)(b)  1.26(c)(d)

Ratio of net investment income
 to average net assets(%)                        .44(c)(d)

Portfolio turnover (%)                            55.87(d)

Average commission rate paid                    $ .0181(d)

* Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(a) Total investment return does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage services arrangements.

(c) Reflects an expense limitation in effect during the period.
    As a result of such limitation, expenses for the fund reflect a reduction of $0.08 per share.

(e) Not annualized.



OBJECTIVE

Putnam International Voyager Fund seeks long-term capital appreciation. The fund is not intended to be a complete investment program, and there is no assurance that the fund will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

Basic investment strategy



The fund will invest    primarily     in    equity securities of
small- and mid-capitalization     companies    (defined for these
purposes as companies with equity market capitalizations of less
than $2 billion)     that Putnam Investment Management, Inc., the
   fund's     investment manager ("Putnam Management"), believes
have above-average         prospects    for capital
appreciation    .  Putnam Management currently expects that,
under normal market conditions,         substantially all of
   the fund's assets, other than cash or short-term investments held pending investment, will be invested in securities of companies whose securities are principally traded on foreign
markets.  The fund will     normally    diversify its investments
among a number of different countries and, except when investing
for defensive purposes as described below, will invest     at
least 65% of its    assets in     securities of    issuers
located in at least three different countries other than the United States.

The fund    may invest in     securities    of issuers     in
emerging market countries   , as well as securities of issuers in
more developed countries    .  For these purposes, a country is
considered to be an "emerging market country" based on Putnam Management's evaluation of its level of economic development or the size and experience of its securities markets. While emerging market countries may change over time depending on market and economic conditions, at present Putnam Management believes that these countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Investing in emerging market countries generally involves special risks. See
   "Risk     factors -- Foreign investments."

    The fund will    consider an issuer of securtiies to be
"located in a country other than the United States" if it is organized under the laws of a country outside the United States and has a principal office outside the United States, or if it derives 50% or more of its total revenues from business outside the United States.

Common stocks and other equity securities are normally the fund's main investments. However, the fund may purchase preferred stock, debt securities and securities convertible into common stock or other equity securities if Putnam Management believes they would help achieve the fund's objective. The fund may also hold a portion of its assets in cash or high-quality money market instruments.

Because Putnam Management evaluates securities for the fund based on their long-term potential for capital appreciation, the fund's investments may not appreciate or yield significant income over the shorter term, and, as a result, the fund's total return over certain periods may be less than that of other equity mutual funds.

   Defensive strategies. At times Putnam Management may judge that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Putnam Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, the             fund
may invest    without limit             in cash or         money
market instruments       , preferred stocks,    debt securities
issued by the U.S. government or any foreign government or their agencies or instrumentalities, or securities primarily traded in the U.S. markets, or in any other securities Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies would be used.

Risk factors

Investments in securities of small- and mid-capitalization companies. The fund may invest in securities of small- and mid-
capitalization companies.      These securities may involve
certain special risks. Such companies may have limited product lines, markets or financial resources, and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the fund may
experience some    difficulty     in establishing or closing out
positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Foreign investments. Since foreign securities are normally denominated and traded in foreign currencies, the value of
   fund     assets may be affected favorably or unfavorably by
   changes in     currency exchange rates    relative to the U.S.
dollar    .  There may be less information publicly available
about a foreign    issuer     than about a U.S.    issuer,
and foreign    issuers may     not    be     subject to
accounting        standards         comparable to those in the
United States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally
higher than    those     in the United States.  Foreign
settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in
the recovery of    fund     assets held abroad) and expenses not
present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange
controls, confiscatory taxation, political or financial
instability and diplomatic developments    that     could affect
the value of         investments in certain foreign countries.

Legal remedies available to investors in certain foreign
countries may be         limited        . The laws of some
foreign countries may limit    investments     in securities of
certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent
that    the     fund invests in issuers located in emerging
market countries       .  Investments in securities located in
such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of
   the     fund's assets denominated in such currencies.  Many
emerging market    countries     have experienced substantial,
and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the fund's investments in these countries and the availability to the fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

   For     more    information regarding     foreign investments,
   see     the SAI.

   Foreign currency exchange transactions

   The fund     may engage in foreign currency exchange
transactions to protect against uncertainty in the level of future exchange rates. Putnam Management may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to
protect    against changes in     the value of specific portfolio
positions ("position hedging").

   The     fund may engage in transaction hedging to protect
against a change in         foreign currency exchange
   rates     between the date on which the fund contracts to
purchase or sell    a     security and the settlement date, or to
"lock in" the U.S. dollar equivalent of a dividend or interest
payment in a foreign currency.     The     fund may purchase or
sell a foreign currency on a spot (or cash) basis at the
prevailing spot rate    in connection with the settlement of
transactions in portfolio securities denominated in that foreign
currency    .

    If conditions warrant,    for transaction hedging purposes
the     fund may also enter into contracts to purchase or sell
foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts
       . A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded
contracts and have margin requirements.     In addition, the
fund may also purchase    or sell     exchange-listed and over-
the-counter call and put options on foreign currency futures contracts and on foreign currencies.

   The     fund may engage in         position hedging         to
protect against    a     decline in the value relative to the
U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the
   currency in which the     securities         the fund intends
to buy    are denominated    , when the fund holds cash
or short-term investments).  For position hedging purposes,
   the     fund may purchase or sell foreign currency futures
contracts, foreign currency forward contracts        and
options on foreign currency futures contracts and on foreign
currencies on exchanges or    in     over-the-counter markets.
In connection with position hedging,    the     fund may also
purchase or sell foreign    currency     on a spot basis.



   The     fund's currency hedging transactions may call for the
delivery of one foreign currency in exchange for another foreign
currency and may at times    not     involve currencies
in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging
opportunities for    the     fund.  Cross hedging transactions by
   the     fund involve the risk of imperfect correlation between
changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

   The decision as to whether and to what extent the fund will
engage in     foreign currency exchange transactions will
   depend on a number of factors, including prevailing market
conditions, the composition of the     fund's    portfolio and
the availability of suitable transactions.  Accordingly, there
can be no assurance that the fund will     engage in    foreign
currency exchange     transactions    at any given time or from
time to time.

For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Futures and options." The SAI also contains additional information concerning the fund's use of foreign currency exchange transactions.

Investments in fixed-income securities

   The fund     may invest in both higher-rated and lower-rated
fixed-income securities, and is not subject to any restrictions based on credit rating. The values of fixed-income securities generally fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an
increase in the value of the    fund's     fixed-income
securities        .  Conversely, during periods of rising
interest rates, the value of the    fund's     fixed-income
securities         will generally decline.  The values of lower-
rated fixed-income securities, commonly known as "junk bonds," generally fluctuate more than those of higher-rated fixed-income securities. Securities in the lower rating categories may, depending on the rating, have large uncertainties or major
exposure to adverse conditions   , and may include     securities
in    default.

The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of their issuers, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal. In addition, under such circumstances the values of such securities may be more volatile, and the markets for such securities may be less liquid, than those for higher-rated securities, and
   the     fund may as a result find it more difficult to
determine the fair value of such securities.  When    the
fund invests in securities in the lower ratings categories, the achievement of the fund's goals is more dependent on Putnam Management's ability than would be the case if the fund were investing in securities in the higher rating categories.

   Portfolio turnover

        The length of time    the     fund has held a particular
security is not generally a consideration in investment
decisions.  A change in the securities held by    the     fund is
known as "portfolio turnover."  As a result of    the     fund's
investment policies, under certain market conditions    its
portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense        ,
including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization
of taxable capital gains.  Portfolio turnover rates         are
shown in the section        "Financial highlights."

   Futures and options

   The     fund may buy and sell financial futures contracts on
   securities,     stock indexes and foreign currencies.   A
futures contract is a contract to buy or sell         a
security    , units of an     index, or a certain amount of a
foreign currency, at an agreed price on a specified future date.
   In general, depending     on the change in value of the
security or index or currency between the time a fund enters into and terminates a futures contract, the fund realizes a gain or loss. In addition to or as an alternative to purchasing or
selling futures contracts,    the     fund may buy and sell call
and put options on futures contracts or on stock indexes.
   The     fund may engage in futures and options transactions
for hedging purposes and for nonhedging purposes, such as to
        adjust its exposure to relevant markets    or as a
substitute for direct investment    .

The use of financial futures and related options involves certain special risks. Futures and options transactions involve costs and may result in losses.

Certain risks arise    from     the possibility of imperfect
correlations    among     movements in the prices of financial
futures and options    purchased or sold by the fund,     of the
underlying stock index    ,     currencies        or
   securities and, in the case of hedging transactions,     of
the securities or currencies which are the subject of the hedge. The successful use of futures and options further depends on Putnam Management's ability to forecast market movements correctly.

Other risks arise from    the     fund's potential inability to
close out its futures or related options positions, and there can be no assurance that a liquid secondary market will exist for any futures contract or option at a particular time. The fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the fund. Because the markets for options
and futures on foreign    securities,     indexes and currencies
are relatively new and still developing,    the     fund's
ability to engage in such transactions may be limited. Certain provisions of the Internal Revenue Code and certain regulatory
requirements may also limit    the     fund's ability to engage
in futures and options transactions.

A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the SAI.

   Other investment practices

The fund may also engage in the following investment practices, each of which involves special risks. The SAI contains more detailed information about these practices, including limitations designed to reduce these risks.

Options.     The     fund may seek to increase its current return
by writing covered call and put options on securities it owns or
in which it may invest.     The     fund receives a premium from
writing a call or put option, which increases the return if the option expires unexercised or is closed out at a net profit.

When    the     fund writes a call option, it gives up the
opportunity to profit from any increase in the price of a security above the exercise price of the option; when it writes a
put option,    it     takes the risk that it will be required to
purchase a security from the option holder at a price above the
current market price of the security.     The     fund may
terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

   The     fund may also buy and sell put and call options    ,
including     combinations of put and call options on the same
underlying security        .  The aggregate value of the
securities underlying    the     options may not exceed 25% of
   fund     assets.  The use of these strategies may be limited
by applicable law.

Securities loans, repurchase agreements and forward commitments.
   The     fund may lend portfolio securities amounting to not
more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times.
   The     fund may also purchase securities for future delivery,
which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the
settlement date.  These transactions involve some risk         if
the other party should default on its obligation and    the
fund is delayed or prevented from recovering the collateral or completing the transaction.



Diversification

   The     fund is a "diversified" investment company under the
Investment Company Act of 1940.  This means that with respect to
75% of its total assets    , the     fund may not invest more
than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of
   its     total    fund     assets is not subject to this
restriction.  To the extent    the     fund invests a significant
portion of its assets in the securities of a particular issuer,
   it     will be subject to an increased risk of loss if the
market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which    the     fund    may
invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the
value of an underlying asset, such as a security        or an
index.          Further information about these instruments and
the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help    to     limit investment
risks for    the fund's     shareholders.  These restrictions
prohibit    the     fund   ,     with respect to 75% of its total
assets   ,     from acquiring more than 10% of the voting
securities of any one issuer.   *      They also prohibit the
fund from investing more than:

(a) with respect to 75% of its total assets, 5% of its total
assets in securities of any one issuer   (    other than the U.S.
government   );    *

(b) 25% of its total assets in any one industry;* or

(c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trust's Trustees (or the person designated by the Trust's Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text
of these policies and the    fund's     other fundamental
investment policies. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-
fundamental investment    policy     without shareholder
approval.  As a matter of policy, the Trustees would not
materially change    the     fund's investment objective
without shareholder approval.


HOW PERFORMANCE IS SHOWN

   Fund advertisements may,     from time to time    , include
performance information    .         "Total return" for the one-,
five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of
$1,000 in    the     fund invested at the maximum public offering
price    (in the case of class A and class M shares) or
reflecting the deduction of any applicable contingent deferred
sales charge (in the case of class B shares)    .  Total return
may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment
performance not reflecting the maximum initial sales charge    or
contingent deferred sales charge     would be reduced if the
sales charge were used.

   All data are based on past investment results and do not
predict future performance.      Investment performance, which
will vary, is based on many factors, including market conditions,
   portfolio     composition    , fund     operating expenses and
which class of shares the investor purchases. Investment performance also often reflects the risks associated with
   the     fund's investment objective and policies.  These
factors should be considered when comparing    the     fund's
investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an
expense limitation was in effect will be greater than if the
limitation had not been in effect.     Fund     performance may
be compared to that of various indexes.  See the SAI.


HOW THE    FUND IS     MANAGED

The Trustees         are responsible for generally overseeing the
conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing
investment program for    the     fund and makes investment
decisions on its behalf.  Subject to the control of the Trustees,
Putnam Management also manages the    fund's     other affairs
and business.

   The fund pays Putnam Management a quarterly fee for these services based on average net assets. See "Expenses summary" and the SAI.

The following officers of Putnam Management have had primary
responsibility for the day-to-day management of the    fund's
portfolio     since the year stated below:

                                  Business experience
                             Year
                     (at least 5 years)
                     -------      ----------------   ---------


Justin M. Scott      1995         Employed as an investment
Managing Director                 professional by
                                  Putnam Management since
                                  1988.

Robert Swift         1995         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since August, 1995.
                                  Prior to August, 1995, Mr.
                                  Swift was Far East Team Leader
                                  and Portfolio Manager, IAI
                                  International/Hill Samuel
                                  Investment Advisors.



   The     fund pays         all expenses not assumed by Putnam
Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and
payments under its distribution plans    (which are in turn
allocated to the relevant class of shares)    .  Expenses of the
Trust directly charged or attributable to    the     fund will be
paid from the assets of the fund.  General expenses of the Trust
will be allocated among    and charged to the assets of the fund
and any other portfolio     of the Trust on a basis that the
Trustees deem fair and equitable, which may be based on the
relative assets of the    fund     and other    portfolios     of
the Trust or the nature of the services performed and relative
applicability to    the fund and other portfolios of the Trust.
The     fund also reimburses Putnam Management for         the
compensation and related expenses of certain officers of the Trust and their staff who provide administrative services
       . The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of
   fund     securities.  In selecting broker-dealers, Putnam
Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider
sales of    fund     shares        (and, if permitted by law, of
the other Putnam funds) as a factor in the selection of broker-dealers.

The Trust pays a quarterly fee to Putnam Management based on the
average net assets of    the     fund, as determined at the close
of each business day during the quarter, at the following annual
rates, expressed as a percentage of    the     fund's average net
assets:          1.20% of the first $500 million        ; 1.10%
of the next $500 million; 1.05% of the next $500 million; 1.00% of the next $5 billion; 0.975% of the next $5 billion; 0.955% of the next $5 billion; 0.94% of the next $5 billion; and 0.93% of any excess thereafter.



In order to limit the    fund's     expenses during    its
start-up    period    , Putnam Management has agreed to limit its
compensation (and, to the extent necessary, bear other expenses)
through    August     31,    1997    , to the extent that
expenses of    the     fund (exclusive of brokerage, interest,
taxes, deferred organizational and extraordinary expense, and
payments under the    fund's     distribution    plans)     would
exceed the         annual rates    of 1.85%    , expressed as a
percentage of each fund's average net assets       .  For the
purpose of determining any such limitation on Putnam Management's compensation, fund expenses shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this prospectus would be revised.

ORGANIZATION AND HISTORY

   Putnam International Voyager Fund is a series of Putnam
Investment Funds,     a Massachusetts business trust organized on
October 31, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.
         Prior to January 6, 1995, the Trust was known as Putnam
Equity Funds.  Prior to    October 4, 1996, the fund     was
known as Putnam    Genesis Fund.  As of September 30, 1996 Putnam
Investments, Inc. owned more than 25% of the shares of the fund and therefore may be deemed to "control" the fund.

The Trust is an open-end, diversified        management
investment company with an unlimited number of authorized shares
of beneficial interest.     The Trustees     may, without
shareholder approval,    create     two or more series of shares
representing separate investment portfolios        .  Only shares
of Putnam         International    Voyager     Fund are offered
by this prospectus.

Any such series of shares may be         divided without
shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as
the Trustees determine.     Only the fund's     class A   , B and
M     shares    of the fund     are offered by this prospectus.
The fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting
proportionally.  Shares of    the fund and of each other series
of the Trust     vote together as a single class        except
when otherwise required by law or as determined by the Trustees.
Shares    of the fund     are freely transferable, are entitled
to dividends as declared by the Trustees, and, if    the     fund
were liquidated, would receive the net assets of    the     fund.
The    fund     may suspend the sale of shares at any time and
may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than    the     minimum         set by
the Trustees (presently 20 shares),    the     fund may choose to
redeem your shares        .  You will receive at least 30 days'
written notice before    the     fund redeems your shares, and
you may purchase additional shares at any time to avoid a
redemption.     The     fund may also redeem shares if you own
shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The    Trust's     Trustees        :  George Putnam,* Chairman.
President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management Corp.; John A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald
J. Jackson, Former Chairman, President and Chief Executive
Officer of Fisher   -    Price, Inc.   , Director of Safety 1st,
Inc.,     Trustee of Salem Hospital and Overseer of the Peabody
Essex Museum; Elizabeth T. Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert
E. Patterson, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations, including Cummins
Engine Company,         Lucent Technologies, Inc.,    Springs
Industries, Inc. and Time Warner Inc.; George Putnam, III,* President, New Generation Research, Inc.; Eli Shapiro, Alfred P. Sloan Professor of Management, Emeritus, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern
Utilities Associates.  The Trustees         are also Trustees of
the other Putnam funds.  Those marked with an asterisk (*) are or
may be deemed to be "interested persons" of the    fund    ,
Putnam Management or Putnam Mutual Funds.

About Your Investment

   ALTERNATIVE SALES ARRANGEMENTS

Class A shares. An investor who purchases class A shares pays a sales charge at the time of purchase. As a result, class A shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than class B and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

Class B shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Class B shares also bear a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, see the SAI. This discussion includes information about how shares acquired through reinvestment of distributions are treated for conversion purposes. The discussion also notes certain circumstances under which a conversion may not occur. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

Class M shares. An investor who purchases class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares bear a 12b-1 fee that is lower than class B shares but higher than class A shares. Class M shares are not subject to any CDSC and do not convert into any other class of shares. See "How to buy shares -
-
Class M shares" and "Distribution plans."

Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A or class M shares. Investors who prefer not to pay an initial sales charge might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

   Class A shares

The public offering price of    class A     shares is the net
asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

                                    Sales charge       Amount of
                             as a percentage of:    sales charge
                             -------------------    reallowed to
                                   Net              dealers as a
Amount of transaction           amount  Offering   percentage of
at offering price ($)         invested     price  offering price
-----------------------------------------------------------------

Under 50,000                      6.10%     5.75%       5.00%
50,000 but under 100,000          4.71      4.50        3.75
100,000 but under 250,000         3.63      3.50        2.75
250,000 but under 500,000         2.56      2.50        2.00
500,000 but under 1,000,000       2.04      2.00        1.75
-----------------------------------------------------------------

There is no initial sales charge on purchases of    class A
shares of $1 million or more    or purchases by participant-
directed qualified retirement plans with at least 200 eligible
employees    .  However, a    CDSC of 1.00% will be imposed upon
redemptions of shares purchased at net asset value after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates and that redeems 90% or more of the amount initially invested within
two years after initial purchase.  Similarly, a CDSC     of 1.00%
or 0.50%, respectively, will be imposed         within the first
or second year after purchase   on redemptions by any investor,
other than a participant-directed qualified retirement plan, that purchased fund shares without an initial sales charge as part of an investment of $1 million or more.

Shares purchased by investors investing $1 million or more in class A shares whose dealer of record waived its commission with the approval of Putnam Mutual Funds are not subject to the CDSC.

In determining whether a CDSC is payable, shares not subject to any charge will be redeemed first, followed by shares held longest
during the CDSC period.  Any CDSC will be     based on the lower
of the shares' cost and current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without
a CDSC.         Putnam Mutual Funds receives the entire amount of
any CDSC you pay. See the SAI for more information about the CDSC.

Except as stated below, Putnam Mutual Funds pays investment
dealers of record commissions on sales of    class A     shares
of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter. On sales at net asset value to all other participant-directed qualified retirement plans, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales at the rate of 0.15%.

   A participant-directed qualified retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described elsewhere in this prospectus and in the SAI.

Class B shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions, and
(ii) shares otherwise exempt from the CDSC, as described in "How to buy shares -- General" below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed.

Year     1       2        3       4        5       6     7+
-------------------------------------------------------------
Charge  5%      4%       3%      3%       2%      1%     0%

In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual
Funds receives the entire amount of any CDSC you pay.

Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.


                                 Sales charge        Amount of
                              as a percentage of:  sales charge
                              -------------------  reallowed to
                                 Net               dealers as a
Amount of transaction          amount  Offering    percentage of
at offering price ($)         invested   price    offering price
-----------------------------------------------------------------
Under 50,000                     3.63%    3.50%       3.00%
50,000 but under 100,000         2.56     2.50        2.00
100,000 but under 250,000        1.52     1.50        1.00
250,000 but under 500,000        1.01     1.00        1.00
500,000 and above                NONE     NONE        NONE

Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a contingent deferred sales charge. Participant-directed qualified retirement plans with at least 50 eligible employees and members of qualified groups may also purchase class M shares without a sales charge.

General

You may be eligible to buy    fund     shares at reduced sales
charges.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity
discount, statement of intention, group sales plan,    qualified
retirement     plans        and other plans.  Descriptions are
also included in the order form and in the SAI.



   The     fund may sell    class A, class B and class M
shares at net asset value without an initial sales charge or a
CDSC to         current and retired Trustees (and their
families),
current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other
employees (and their families) of broker   -    dealers having
sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by
Putnam  Mutual Funds        and investors meeting certain
requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition,    the     fund may sell shares at net asset value
without an initial sales charge or a CDSC in connection with the
acquisition by    the     fund of assets of an investment company
or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information
about purchasing         shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in,
   fund     shares         at net asset value.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any
delay in redemption, exchange or transfer.  Otherwise    ,
payment    may be delayed     until the purchase price of those
shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need
for safekeeping,         certificates    will not be issued for
your shares unless you request them    .

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell
significant amounts of shares.     Certain dealers may not sell
all classes of shares.


DISTRIBUTION PLANS

   Class A     distribution         plan        .          The
class A plan provides for payments by the    fund     to Putnam
Mutual Funds at the annual rate of up to 0.35% of         average
net assets attributable to class A shares   .  The
Trustees   currently limit     payments under the class A
plan   to the annual rate of 0.25% of such assets.

Putnam Mutual Funds makes quarterly payments to qualifying dealers (including, for this purpose, certain financial institutions) to compensate them for services provided in connection with sales of class A shares and the maintenance of shareholder accounts. The payments are based on the average net asset value of class A shares attributable to shareholders for whom the dealers are designated as the dealer of record.

This calculation excludes until one year after purchase shares purchased at net asset value by shareholders investing $1 million or more. Also excluded until one year after purchase are shares purchased at net asset value by participant-directed qualified retirement plans with at least 200 eligible employees. These shares are not subject to the one-year exclusion provision in cases where certain shareholders who invested $1 million or more have made arrangements with Putnam Mutual Funds and the dealer of record waived the sales commission.

Except as stated below, Putnam Mutual Funds makes the quarterly payments at the annual rate of 0.25% of such average net asset value for class A shares (including shares acquired through reinvestment of distributions).

For participant-directed qualified retirement plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates, Putnam Mutual Funds' payments to qualifying dealers on shares purchased at net asset value are 100% of the rate stated above if average plan assets in Putnam funds (excluding money market funds) during the quarter are less than $20 million, 60% of the stated rate if average plan assets are at least $20 million but under $30 million, and 40% of the stated rate if average plan assets are $30 million or more.

For all other participant-directed qualified retirement plans purchasing shares at net asset value, Putnam Mutual Funds makes quarterly payments to qualifying dealers at the annual rate of 0.10% of the average net asset value of such shares.

Class B and class M distribution plans. The class B and class M plans provide for payments by the fund to Putnam Mutual Funds at the annual rate of up to 1.00% of average net assets attributable to class B shares and class M shares, as the case may be. The Trustees currently limit payments under the class M plan to the annual rate of 0.75% of such assets.

Although class B shares are sold without an initial sales charge, Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested to dealers who sell class B shares. These commissions are not paid on exchanges from other Putnam funds or on sales to investors exempt from the CDSC.

The amount paid to dealers at the time of the sale of class M shares is set forth above under "How to buy shares -- Class M shares." In addition, to further compensate dealers (including qualifying financial institutions) for services provided in connection with sales of class B shares and class M shares and the maintenance of shareholder accounts, Putnam Mutual Funds makes quarterly payments to qualifying dealers.

The payments are based on the average net asset value of class B shares and class M shares attributable to shareholders for whom the dealers are designated as the dealer of record. Putnam Mutual Funds makes the payments at an annual rate of 0.25% of such average net asset value of class B shares and class M shares, as the case may be.

Putnam Mutual Funds also pays to dealers, as additional compensation with respect to the sale of class M shares, 0.40% of such average net asset value of class M shares. For class M shares, the total annual payment to dealers equals 0.65% of such average net asset value.

General. Payments under the plans are intended to compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned above. Putnam Mutual Funds may suspend or modify such payments to dealers.

The payments are also subject to the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to    the     fund any day the New York
Stock Exchange is open, either directly to    the     fund or
through your investment dealer.     The     fund will only redeem
shares for which it has received payment.

Selling shares directly to    your     fund.  Send a signed
letter of instruction or stock power form to Putnam Investor
Services   , along with any certificates that represent shares
you want to sell    .  The price you will receive is the next net
asset value calculated after    the     fund receives your
request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

   Your     fund generally sends you payment for your shares the
business day after your request is received.  Under unusual
circumstances,    the     fund may suspend redemptions, or
postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 from your account unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your
investment dealer, as described below.     The Telephone
Redemption Privilege is not available if you were issued
certificates for shares that remain outstanding.      The
Telephone Redemption Privilege may be modified or terminated without notice.


Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

   You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

        To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares."
   The Telephone Exchange Privilege is not available if you were
issued certificates for shares that remain outstanding.      Ask
your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees
believe doing so would be in the best interests of    your
fund,    the     fund reserves the right to revise or terminate
the exchange privilege, limit the amount or number of exchanges
or reject any exchange.          Consult Putnam Investor Services
before requesting an exchange. See the SAI to find out more about the exchange privilege.



HOW    THE     FUND VALUES ITS SHARES

   The     fund calculates the net asset value of a share    of
each class     by dividing the total value of its assets, less
liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

   Securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value. As a result, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of fund shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.

HOW    THE     FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX
INFORMATION
   The     fund distributes any net investment income and any net
realized capital gains at least annually   .  Distributions
from net investment income, if any, are expected to be small. Distributions from capital gains are made after applying any
available capital loss carryovers.     Distributions paid on
class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You can choose from three distribution options:

-       Reinvest all distributions         in additional shares
                without a sales charge;

-       Receive distributions from net investment income in cash
        while reinvesting net capital gains distributions in
        additional shares         without a sales charge; or

-       Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested.
   All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions
        in additional shares        (or in shares of other Putnam
funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if
correspondence sent by    the     fund or Putnam Investor
Services is returned as "undeliverable," fund distributions will
automatically be reinvested in    the     fund or in another
Putnam fund.

   The     fund intends to qualify as a "regulated investment
company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on
income and gains it distributes to shareholders.    The     fund
will distribute substantially all of its ordinary income and capital gain net income on a current basis.

   Fund     distributions will be taxable to you as ordinary
income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

   Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments.
In that case, the fund's yield on those securities would be decreased.

If at the end of    the     fund's fiscal year more than 50% of
the value of    its     total assets represents securities of
foreign corporations,    the     fund intends to make an election
permitted by the Internal Revenue Code to treat any foreign taxes
        paid    by it     as paid by its shareholders.  In this
case, shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.

   Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income.
This difference may cause a portion of the fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Internal Revenue Code could subject the fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax
consequences of investing in    the     fund.  You should consult
your tax adviser to determine the precise effect of an investment
in    the     fund on your particular tax situation (including
possible liability for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the
   fund     and of other Putnam funds.  Putnam Fiduciary Trust
Company is the          custodian    of the fund    .  Putnam
Investor Services, a division of Putnam Fiduciary Trust Company,
is the         investor servicing and transfer agent    for the
fund    .

Putnam Management, Putnam Mutual Funds        and Putnam
Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

   Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

SYSTEMATIC INVESTMENT PLAN Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th, or 31st. The amount will be automatically transferred from your checking or savings account.

SYSTEMATIC WITHDRAWAL Make regular withdrawals of $50 or more monthly, quarterly, or semiannually from an account valued at $10,000 or more. Your automatic withdrawal may be made on any business day of the month except for the 29th, 30th, or 31st.

SYSTEMATIC EXCHANGE  Transfer assets automatically from one
Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

FREE EXCHANGE PRIVILEGE Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange. These privileges are subject to change or termination.

For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll-free at 1-800-225-1581.

PUTNAM INTERNATIONAL VOYAGER     FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA  02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS



Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109

   PUTNAMINVESTMENTS
           One Post Office Square
        Boston,    Massachusetts 02109
        Toll-free 1-800-225-1581



            PUTNAM         INTERNATIONAL    VOYAGER     FUND
           (a series of Putnam Investment Funds (the "Trust")

                                FORM N-1A
                                 PART B

               STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            October     30, 1996

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of
the    fund     dated    October     30, 1996, as revised from
time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If
   the     fund has more than one form of current prospectus,
each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the
   fund    .  Part II includes information about the    fund
and the other Putnam funds.

                             Table Of Contents
Part  I

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . .
 .        3

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . .
 .        5

^

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . .
 . . .   10

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . .


        11

Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . .
 . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . .
 . . .II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . .
 . . .II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . .
 . . .II-66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . .
 . . .II-66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . .
 . . .II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . .
 . . .II-68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-73

                                   SAI
                                  PART I

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed with respect to a fund without a vote of a majority of the
outstanding voting securities,    the     fund may not and will
not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value) or through the lending of its portfolio securities with respect to not more than 25% of its total assets (taken at current value).

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its political subdivisions.


(7) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest.

   Although certain of the fund's fundamental investment restrictions permit it to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year. For the purpose of fundamental investment restriction 8 above, the fund will consider securities backed by the credit of different foreign governments as representing separate industries.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

It is contrary to    the     fund's present policy, which may be
changed without shareholder approval, to:

(1) Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.

(2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, although it may purchase securities which represent interests in, are secured by interests in, or which are issued by issuers which deal in, such leases, rights, or contracts, and it may acquire or dispose of such leases, rights, or contracts acquired through the exercise of its rights as a holder of debt obligations secured thereby.

(3) Invest in securities of registered open-end investment companies, except as they may be acquired as part of a merger or consolidation or acquisition of assets or by purchases in the open market involving only customary brokers' commissions.

(4) Make short sales of securities or maintain a short position for the account of the fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and in equal amount to, the securities sold short.

(5) Purchase or sell real property (including limited partnership interests), except that the fund may (a) purchase or sell readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, (b) purchase or sell securities that are secured by interests in real estate or interests therein, or (c) acquire real estate through exercise of its rights as a holder of obligations secured by real estate or interests therein or sell real estate so acquired.

(6) Invest in securities of any issuer, if, to the knowledge of the fund, officers and Trustees of the Trust and officers and directors of Putnam Management who beneficially own more than 0.5% of the securities of that issuer together own more than 5% of such securities.

                           ---------------------

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.



CHARGES AND EXPENSES

   Management fees

Under a Management Contract dated December 2, 1994, as revised
July 14, 1995, the Trust             pays a quarterly fee to
Putnam Management based on the average net assets of    the
fund, as determined at the close of each business day during the
quarter, at the following    annual     rates   ,     expressed
as a percentage of    the     fund's average net assets:
   1.20%             of the first $500    million; 1.10%
        of the next $500 million   ; 1.05%            of the next
   $500 million; 1.00%     of the next $5 billion   ; 0.975%
of the next $5 billion   ; 0.955%     of the next $5 billion   ;
0.94%            of the next $5 billion   ; and 0.93%
thereafter.




Reflecting a
                                               reduction in the
                        following amount
                        pursuant to an
Fiscal   Management     expense
   period               fee paid               limitation

   1996                 $18,596                $19,557


Expense limitation

In order to limit    the fund's     expenses, Putnam Management
has agreed to limit its compensation (and, to the extent
necessary, bear other expenses    of the fund)     through
   August     31,    1997     to the extent that expenses of
   the     fund (exclusive of brokerage, interest, taxes,
   and     deferred organizational and extraordinary    expenses,
and payments under the fund's distribution plans)     would
exceed    an     annual    rate of 1.85% of the     fund's
average net assets       .  For the purpose of determining any
such limitation on Putnam Management's compensation, expenses of
the    fund     do not reflect the application of commissions or
cash management credits that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this
   SAI     would be revised.

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal period indicated:

                 Fiscal                        Brokerage
                 year                          commissions

                         1996                     $19,727



The following table shows transactions placed with brokers and dealers during the most recent fiscal period to recognize
research, statistical and quotation services    received by
Putnam Management          and its affiliates:

                  Dollar
                  value           Percent of
                  of these        total             Amount of
                  transactions    transactions    commissions

                     $3,413,255   79.58%          $16,457


Administrative expense reimbursement

The    fund     reimbursed Putnam Management in the following
   amount     for administrative services during fiscal 1996,
including the following    amount     for compensation of certain
   fund     officers         and contributions to the Putnam
Investments, Inc. Profit Sharing Retirement Plan for their benefit:

                                            Portion of total
                                            reimbursement for
                                              compensation
                           Total                   and
                       reimbursement          contributions


                              $16                $14


Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by
   the     fund for fiscal 1996 and    the     fees paid to each
Trustee by all of the Putnam funds during calendar    1995:


COMPENSATION TABLE

                                Estimated               Total
                                aggregate        compensation
                             compensation            from all
Trustees            from the fund (1)    Putnam    funds (2)

---------------------------------------------------------------

Jameson A. Baxter/1994        $122                $150,854
Hans H. Estin/1972             122                 150,854
John A. Hill/1985(3)           122                 149,854
Ronald J.    Jackson/1996(4)    29                     N/A
Elizabeth T. Kennan/1992       122                 148,854
Lawrence J. Lasser/1992        122                 150,854
Robert E. Patterson/1984                               126
152,854
Donald S. Perkins/1982         122                 150,854
William F. Pounds/1971         123      (5)        149,854
George Putnam/1957             122                 150,854
George Putnam, III/1984        122                 150,854
Eli    Shapiro/1995(6)         126                  95,372
A.J.C. Smith/1986              122                 149,854
W. Nicholas Thorndike/1992        125
152,854

(1)        Reflects estimated amounts to be paid for fiscal year
        1996.      Includes an annual retainer and an attendance
        fee for each meeting attended.
(2)     As of December 31, 1995, there were 99 funds in the
        Putnam family.
   (3)       Includes compensation deferred during the fiscal
year
             from all the Putnam funds as of December 31,
1996.
   (4)
        Elected as a Trustee in May 1996   .
   (5)
        Includes additional compensation for service as Vice
        Chairman of the Putnam    funds    .
   (6)
        Elected as a Trustee in April 1995.

The Trustees have approved Retirement Guidelines for Trustees of the Putnam funds. These Guidelines provide generally that a Trustee who retires after reaching age 72 and who has at least 10 years of continuous service will be eligible to receive a retirement benefit from each Putnam fund for which he or she served as a Trustee. The amount and form of such benefit is subject to determination annually by the Trustees and, unless otherwise determined by the Trustees, will be an annual cash benefit payable for life equal to one-half of the Trustee retainer fees paid by each fund at the time of retirement. Several retired Trustees are currently receiving benefits pursuant to the Guidelines and it is anticipated that the current Trustees will receive similar benefits upon their retirement. A Trustee who retired in calendar 1995 and was eligible to receive benefits under these Guidelines would have received an annual benefit of $66,749, based upon the aggregate retainer fees paid by the Putnam funds for such year. The Trustees reserve the right to amend or terminate such Guidelines and the related payments at any time, and may modify or waive the foregoing eligibility requirements when deemed appropriate.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

Share ownership

At    September 30    , 1996, the officers and Trustees of the
   fund as a group owned 5.63% (14,691.498 shares) of the outstanding shares of each class of the fund, and, except as noted below, to the knowledge of the fund no person owned of record or beneficially 5% or more of any class of shares of the fund:

            Shareholder name           Percentage
            Class                          and
address        Owned
  -----     -----------------------       --
  --------

     A      Putnam    Investments, Inc. 90.2%

   Distribution fees

   During fiscal 1996, the fund did not pay any fees pursuant to its Distribution Plan to Putnam Mutual Funds. There were no
Class B or class M shares during the 1996 fiscal period.

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds    did not     received    any     sales
charges with respect to class A shares   .  There were no Class B
or class M shares     during    the     1996    fiscal
period    .


Investor servicing and custody fees and expenses

During the 1996 fiscal year,    the     fund incurred    $2,761
in     fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust
Company   .



INVESTMENT PERFORMANCE

Standard performance measures

(for the period ended August 31, 1996)

                               Class A
Inception date:               12/28/95

   Cumulative
Total return

Life of class                    4.99%

   Data represent past performance and are not indicative of future results. Total return for class A and class M shares reflect the deduction of the maximum sales charge of 5.75% and
3.5%, respectively.      Total return    for class B shares
reflects the deduction of the applicable contingent deferred sales charge ("CDSC"). The maximum class B CDSC is 5.0%. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as    Trust     officers in
Part II of this SAI, each of the following persons is also a Vice
President of    the Trust     and certain of the other Putnam
funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Thomas R. Bogan (age 55) (1 fund).     Managing Director     of
Putnam Management.  Prior to November, 1994, Mr. Bogan was Senior
Analyst at Lord, Abbett & Co.

   Brett C. Browchuk (age 33) (48 funds).  Managing Director of
Putnam Management.  Prior to April, 1994, Mr. Browchuk was
Managing Director at Fidelity Investments.

Peter Carman (age 55) (40 funds). Senior Managing Director of Putnam Management. Prior to August, 1993, Mr. Carman was Chief Investment Officer, Chairman of the U.S. Equity Investment Policy Committee and a Director of Sanford C. Bernstein & Company, Inc.

   Ian C. Ferguson (age 39) (22 funds).  Senior Managing
Director.  Prior to April, 1996, Mr. Ferguson was CEO at Hong
Kong Shanghai Banking Corporation.

David L. King (age 39) (6 funds).  Senior Vice President of
Putnam Management.

   J. Peter Grant (age 53) (3 funds).  Senior Vice President of
Putnam Management.  Senior Vice President of Putnam Fidiciary
Trust Company.

Carol C. McMullen (age 41)    (7     funds).  Managing Director
of Putnam Management.  Prior to June, 1995, Ms. McMullen was
Senior Vice President and Senior Portfolio Manager of Baring
Asset Management.

Jeanne L. Mockard (age 33)    (4     funds).  Senior Vice
President of Putnam Management.

John J. Morgan, Jr   .     (age 56)    (10     funds).  Managing
Director of Putnam Management.

Hugh H. Mullin (age 34) (4 funds).  Senior Vice President of
Putnam Management.

Patrick O'Donnell (age 50) (1 fund).  Managing Director of Putnam
Management. Prior to May, 1994, Mr. O'Donnell was the founder and President of Exeter Research Inc.

Anthony W. Regan (age 57) (11 funds). Senior Managing Director of Putnam Management. Director of Putnam Investments,
Inc.

Thomas V. Reilly (age 49) (15 funds).  Managing Director of
Putnam Management.

David J. Santos (age 38) (3 funds).  Vice President of Putnam
Management.

Justin M. Scott (age 39)    (10     funds).  Managing Director of
Putnam Management.

Sheldon N. Simon (age 39)    (2     funds).  Senior Vice
President of Putnam Management.

   Robert Swift (age 36) (7 funds).  Senior Vice President of
Putnam Management. Prior to August, 1995, Mr. Swift was Director and Portfolio Manager at IAI International/Hill Samuel Investment
Advisors.

Kenneth J. Taubes (age 38) (7 funds).  Senior Vice President of
Putnam Management.



INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS



   Coopers & Lybrand L.L.P., One Post Office Square    , Boston,
MA   02109, are     the    fund's     independent accountants
   ,     providing audit services, tax return review and other
tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the
fund's Annual Report for the fiscal    period     ended August
31, 1996, filed electronically on October    30    , 1996 (File
No. 811-7237), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

                             TABLE OF CONTENTS


MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-35

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . .II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-46

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . . . . .II-59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .II-60

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . . . . .II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . . . . .II-66

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . .II-66

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . . . . .II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . . . . .II-68

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .II-73

                             THE PUTNAM FUNDS
                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                  PART II

The following information applies generally to your fund and to the other Putnam funds. In certain cases the discussion applies to some but not all of the funds or their shareholders, and you should refer to your prospectus to determine whether the matter is applicable to you or your fund. You will also be referred to
Part I for certain information applicable to your particular fund. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENT PRACTICES

Your fund's prospectus states which of the following investment practices are available to your fund. The fact that your fund is authorized to engage in a particular practice does not necessarily mean that it will actually do so. You should disregard any practice described below which is not mentioned in the prospectus.

Short-term Trading

In seeking the fund's objectives(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"), to the extent described in the prospectus. The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the prospectus or Part I of this SAI for a description of security ratings.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely
affect the values of lower-rated securities.   Changes by
recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default under such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

If the fund's prospectus describes so-called "zero-coupon" bonds and "payment-in-kind" bonds as possible investments, the fund may invest without limit in such bonds unless otherwise specified in the prospectus. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Investments in Miscellaneous Fixed-Income Securities

Unless otherwise specified in the prospectus or elsewhere in this SAI, if the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

Private Placements

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

Loan Participations

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which the fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest of principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and experience, and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's credit analysis, and that of the original lending institutions, of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests.
In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest, and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

Mortgage Related Securities

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

Forward Commitments

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Repurchase Agreements

The fund may enter into repurchase agreements up to the limit specified in the prospectus. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Risk Factors in Options Transactions

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

Futures Contracts and Related Options

Subject to applicable law, and unless otherwise specified in the prospectus, the fund may invest without limit in the types of futures contracts and related options identified in the prospectus for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on future contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

Options on stock index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Index Warrants

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Foreign Securities

Under its current policy, which may be changed without shareholder approval, the fund may invest up to the limit of its total assets specified in its prospectus in securities principally traded in markets outside the United States. Eurodollar certificates of deposit are excluded for purposes of this limitation. Since foreign securities are normally denominated and traded in foreign currencies, the value of the fund's assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent that the fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging securities markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

In addition, unanticipated political or social developments may affect the value of the fund's investments in these countries and the availability to the fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Transactions

Unless otherwise specified in the prospectus or Part I of this SAI, the fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to protect against uncertainty in the level of future currency exchange rates. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or in over-the-counter markets. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions" above.

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Currency forward and futures contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Foreign currency options. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Restricted Securities

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

TAXES

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months;

(c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(d) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Exempt-interest dividends. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

Hedging transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Under the 30% of gross income test described above (see "Taxation of the fund"), the fund will be restricted in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain fund assets to be treated as held for less than three months.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Securities issued or purchased at a discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Capital loss carryover. Distributions from capital gains are made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign currency-denominated securities and related hedging transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the debt and equity securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect.
An individual's taxpayer identification number is his or her social security number.

MANAGEMENT

Trustees Name (Age)

*+George Putnam (70), Chairman and President. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, The Boston Company, Inc., Boston Safe Deposit and Trust Company, Freeport-McMoRan, Inc., Freeport Copper and Gold, Inc., McMoRan Oil and Gas, Inc., General Mills, Inc., Houghton Mifflin Company, Marsh & McLennan Companies, Inc. and Rockefeller Group, Inc.

+William F. Pounds (68), Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of EG&G, Inc., IDEXX Laboratories, Inc., Perseptive Biosystems, Inc., Management Sciences for Health, Inc., and Sun Company, Inc.

Jameson A. Baxter (53), Trustee. President, Baxter Associates, Inc. (a management and financial consultant). Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc. and Banta Corporation. Chairman Emeritus of the Board of Trustees, Mount Holyoke College.

+Hans H. Estin (68), Trustee.  Vice Chairman, North American
Management Corp. (a registered investment adviser). Director of The Boston Company, Inc. and Boston Safe Deposit and Trust
Company.

John A. Hill (54), Trustee. Chairman and Managing Director, First Reserve Corporation (a registered investment adviser). Director, Maverick Tube Corporation, PetroCorp Incorporated, Snyder Oil Corporation, Weatherford Enterra, Inc. (an oil field service company) and various First Reserve Funds.

Ronald J. Jackson (52), Trustee.  Former Chairman, President and
Chief Executive Officer of Fisher-Price, Inc., Director of Safety
1st, Inc.,  Trustee of Salem Hospital and the Peabody Essex
Museum.

Elizabeth T. Kennan (58), Trustee.  President Emeritus and
Professor, Mount Holyoke College.  Director, the Kentucky Home
Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots. Trustee of the University of Notre Dame.

*Lawrence J. Lasser (53), Trustee and Vice President.  President,
Chief Executive Officer and Director of Putnam Investments, Inc.
and Putnam Investment Management, Inc.  Director of Marsh &
McLennan Companies, Inc.

+Robert E. Patterson (51), Trustee.  Executive Vice President and
Director of Acquisitions, Cabot Partners Limited Partnership (a registered investment adviser).

*Donald S. Perkins (69), Trustee. Director of various corporations, including AON Corp., Cummins Engine Company, Inc.,
Current Assets L.L.C., Illinova and Illinois Power Company,
Inland Steel Industries, Inc., LaSalle Street Fund, Inc., Lucent
Technologies Inc., Springs Industries, Inc. (a textile manufacturer), and Time Warner Inc.

*#George Putnam III (45), Trustee.  President, New Generation
Research, Inc. (publisher of bankruptcy information) and New
Generation Advisers, Inc. (a registered investment adviser).

Eli Shapiro (80), Trustee.  Alfred P. Sloan Professor of
Management, Emeritus, Alfred P. Sloan School of Management,
Massachusetts Institute of Technology.  Former Trustee of the
Putnam funds (1984-1990).

*A.J.C. Smith (62), Trustee.  Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.  Director, Trident
Corp.

W. Nicholas Thorndike (63), Trustee. Director of various corporations and charitable organizations, including Courier
Corporation, Data General Corporation, Bradley Real Estate, Inc., and Providence Journal Co.

Officers Name (Age)

Charles E. Porter (58), Executive Vice President.  Managing
Director of Putnam Investments, Inc. and Putnam Management.

Patricia C. Flaherty (49), Senior Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Management.

William N. Shiebler (54), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President and
Director of Putnam Mutual Funds.

Gordon H. Silver (49), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc. and Putnam
Management.

John R. Verani (57), Vice President.  Senior Vice President of
Putnam Investments, Inc. and Putnam Management.

Paul M. O'Neil (43), Vice President.  Vice President of Putnam
Investments, Inc. and Putnam Management.

John D. Hughes (61), Senior Vice President and Treasurer.

Beverly Marcus (52), Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.

#George Putnam, III is the son of George Putnam.

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Certain other officers of Putnam Management are officers of the fund. See "Additional officers" in Part I of this SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to 1993, Mr. Jackson was Chairman of the Board, President and Chief Executive Officer of Fisher-Price, Inc. Prior to January, 1992, Ms. Baxter was Vice President and Principal, Regency Group, Inc. and Consultant, The First Boston Corporation. Prior to May, 1991, Dr. Pounds was Senior Advisor to the Rockefeller Family and Associates, Chairman of Rockefeller Trust Company and Director of Rockefeller Group, Inc. During the past five years Dr. Shapiro has provided economic and financial consulting services to various clients.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. For details of Trustees' fees paid by the fund and information concerning retirement guidelines for the Trustees, see "Charges and expenses" in Part I of this SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Putnam Management and its affiliates

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with over $113 billion in assets in over 6.2 million shareholder accounts at June 30, 1996. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At June 30, 1996, Putnam Management and its affiliates managed nearly $149 billion in assets, including over $17 billion in tax-exempt securities and over $66 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust
Company are subsidiaries of Putnam Investments, Inc., a holding company which is in turn wholly owned by Marsh & McLennan
Companies, Inc., a publicly-owned holding company whose principal operating subsidiaries are international insurance and reinsurance brokers, investment managers and management consultants.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management's compensation under the Management Contract, see "Charges and expenses" in Part I of this SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan. The only such limitation as of the date of this SAI (applicable to any fund registered for sale in California) was 2.5% of the first $30 million of average net assets, 2% of the next $70 million and 1.5% of any excess over $100 million.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any expense limitation from time to time in effect are described in either the prospectus or Part I of this SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund's most recent fiscal year is included in "Charges and Expenses" in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

Personal Investments by Employees of Putnam Management

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Portfolio Transactions

Investment decisions. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and research services. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

Principal Underwriter

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See "Charges and expenses" in Part I of this SAI for information on sales charges and other payments received by Putnam Mutual Funds.

Investor Servicing Agent and Custodian

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services has won the DALBAR Quality Tested Service Seal every year since the award's 1990 inception. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

See "Charges and expenses" in Part I of this SAI for information on fees and reimbursements for investor servicing and custody received by PFTC. The fees may be reduced by credits allowed by PFTC.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARES

General

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employer's defined contribution plan, please consult your employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General--Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares at the end of the month eight years after the purchase date. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information.

Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft (normally the 20th of each month, or the next business day thereafter). Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the next day following the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Payment in securities. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. In the case of Putnam American Government Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Capital Appreciation Fund, Putnam Diversified Equity Trust, Putnam Diversified Income Trust II, Putnam Equity Income Fund, Putnam Europe Growth Fund, The Putnam Fund for Growth & Income, Putnam Funds Trust, Putnam Global Governmental Income Trust, Putnam Global Natural Resources Fund, Putnam Growth and Income Fund II, Putnam High Yield Advantage Fund, Putnam Intermediate U.S. Government Income Fund, Putnam International Growth Fund, Putnam Investment Funds, Putnam Investment-Grade Bond Fund, Putnam Municipal Income Fund, Putnam OTC Emerging Growth Fund, Putnam Preferred Income Fund, Putnam Tax Exempt Income Fund and Putnam Tax-Free Income Trust, transactions involving the issuance of fund shares for securities or assets other than cash will be limited to a bona-fide re-organization or statutory merger and to other acquisitions of portfolio securities that meet all the following conditions: (a) such securities meet the investment objective(s) and policies of the fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable, as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or The Nasdaq Stock Market, Inc. In addition, Putnam Global Governmental Income Trust may accept only investment grade bonds with prices regularly stated in publications generally accepted by investors, such as the London Financial Times and the Association of International Bond Dealers manual, or securities listed on the New York or American Stock Exchanges or on The Nasdaq Stock Market, Inc. Putnam Diversified Income Trust may accept only bonds with prices regularly stated in publications generally accepted by investors. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

Sales without sales charges or contingent deferred sales charges.
The fund may sell shares without a sales charge or CDSC to:

     (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

     (ii) employee benefit plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not offered by tax-exempt funds);

     (iii) clients of administrators of tax-qualified employee benefit plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

     (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

     (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

     (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

     (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial planners who have entered into agreements with Putnam Mutual Funds with respect to such accounts.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below.

Payments to dealers. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

Additional Information About Class A and Class M Shares

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

Combined purchase privilege. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

     (i) an individual, or a "company" as defined in Section
     2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

     (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

     (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

     (iv) tax-exempt organizations qualifying under Section
     501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
     "403(b) plan") of the Code; and

     (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

Cumulative quantity discount (right of accumulation). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

     (i) the investor's current purchase; and

     (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

     (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount
indicated is not purchased.   When the full amount indicated has
been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

Group purchases of class A and class M shares. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

Employee benefit plans; Individual account plans. The term "employee benefit plan" means any plan or arrangement, whether or not tax-qualified, which provides for the purchase of class A shares. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employee benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may also sell class A shares at net asset value to participant-directed qualified retirement plans with at least 200 eligible employees, or prior to December 1, 1995, a plan sponsored by an employer or by affiliated employers which have at least 750 employees and, beginning December 1, 1995, the fund may sell class M shares at net asset value to participant-directed qualified retirement plans with at least 50 eligible employees.

A participant-directed qualified retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase as described in the prospectus. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about participant-directed qualified retirement plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

Contingent Deferred Sales Charges

Class A shares.   Class A shares purchased at net asset value
after July 31, 1996 by a participant-directed qualified retirement plan (including a plan with at least 200 eligible employees) that initially invested less than $20 million in Putnam funds and other investments managed By Putnam Management or its affiliates and that redeems 90% of more of the amount initially within two years after its initial purchase are subject to a CDSC of 1.00%. Similarly, class A shares purchased at net asset value by any investor other than a participant-directed qualified retirement plan investing $1 million or more, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed. The CDSC does not apply to shares purchased by certain investors (including participant-directed qualified retirement plans with more than 200 eligible employees) investing $1 million or more that have made arrangements with Putnam Mutual Funds and whose dealer of record waived the commission described in the next paragraph.

Except as stated below, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter. On sales at net asset value to a participant-directed qualified retirement plan initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates (including a plan with at least 200 eligible employees, or, prior to December 1, 1995, a plan sponsored by an employer with more than 750 employees), Putnam Mutual Funds pays commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million and 0.50% thereafter, except that commissions on sales prior to December 1, 1995 are based on cumulative purchases durholders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide mmissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased before April 1, 1994.

All shares. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or
(iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

If plan payments are made to reimburse Putnam Mutual Funds for payments to dealers based on the average net asset value of fund shares attributable to shareholders for whom the dealers are designated as the dealer of record, "average net asset value" attributable to a shareholder account means the product of (i) the fund's average daily share balance of the account and (ii) the fund's average daily net asset value per share (or the average daily net asset value per share of the class, if applicable). For administrative reasons, Putnam Mutual Funds may enter into agreements with certain dealers providing for the calculation of "average net asset value" on the basis of assets of the accounts of the dealer's customers on an established day in each quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How to sell shares" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the Exchange Privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shares of the fund must be held at least 15 days by the shareholder requesting an exchange. There is no holding period if the shareholder acquired the shares to be exchanged through reinvestment of distributions, transfer from another shareholder, prior exchange or certain employer-sponsored defined contribution plans. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder requesting the exchange.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available To Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

Automatic cash withdrawal plan ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax Qualified Retirement Plans; 403(b) and SEP Plans. (Not offered by funds investing primarily in tax-exempt securities.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

     Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

     Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past ten fiscal years (or for the life of the fund, if shorter) is reflected in the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses would increase the fund's yield and total return during the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   The agencies listed below measure performance based
on their own criteria rather than on the standardized performance measures described in the preceding section.

     Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
     highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/Wiesenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

     The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

     The Dow Jones Industrial Average is an index of 30 common stocks frequently used as a general measure of stock market performance.

     The Dow Jones Utilities Average is an index of 15 utility stocks frequently used as a general measure of stock market performance.

     CS First Boston High Yield Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

     The Lehman Brothers Aggregate Bond Index is an index composed of securities from The Lehman Brothers Government/Corporate Bond Index, The Lehman Brothers Mortgage-Backed Securities Index and The Lehman Brothers Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.

     The Lehman Brothers Asset-Backed Securities Index is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year.

     The Lehman Brothers Corporate Bond Index is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

     The Lehman Brothers Government/Corporate Bond Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

     The Lehman Brothers Intermediate Treasury Bond Index is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

     The Lehman Brothers Long-Term Treasury Bond Index is an index of publicly issued U.S. Treasury obligations
     (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

     The Lehman Brothers Mortgage-Backed Securities Index includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

     The Lehman Brothers Municipal Bond Index is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

     The Lehman Brothers Treasury Bond Index is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

     The Morgan Stanley Capital International World Index is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

     The Morgan Stanley Capital International EAFE Index is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

     The Morgan Stanley Capital International Europe Index is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

     The Morgan Stanley Capital International Pacific Index is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

     The NASDAQ Industrial Average is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

     The Russell 2000 Index is composed of the 2,000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of 3,000 large U.S. companies ranked by market capitalization, representing approximately 98% of the U.S.
     equity market.

     The Salomon Brothers Long-Term High-Grade Corporate Bond Index is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

     The Salomon Brothers Long-Term Treasury Index is an index of U.S. government securities with maturities greater than 10 years.

     The Salomon Brothers World Government Bond Index is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

     The Salomon Brothers World Government Bond Index (non
     $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

     Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance.

     Standard & Poor's 40 Utilities Index is an index of 40 utility stocks.

     Standard & Poor's/Barra Value Index is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.

DEFINITIONS

"Putnam Management"         --  Putnam Investment Management,
                                Inc., the fund's investment
                                manager.

"Putnam Mutual Funds"       --  Putnam Mutual Funds Corp., the
                                fund's principal underwriter.

"Putnam Fiduciary Trust     --  Putnam Fiduciary Trust Company,
 Company"                       the fund's custodian.

"Putnam Investor Services"  --  Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.


                          PUTNAM INVESTMENT FUNDS

                                 FORM N-1A
                                  PART C

                             OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)  Index to Financial Statements and Supporting
              Schedules:

         (1)  Financial Statements:

              Putnam

   Emerging Growth     Fund and Putnam
                 Genesis             Fund

              Statements of assets and liabilities -- period
              ended August 31,    1996     (audited) (a).
              Statements of operations -- period ended
              August 31,    1996     (audited) (a).
              Statements of changes in net assets -- period
                  ended August 31,    1996     (audited) (a).
              Financial highlights (audited) (a)(b).
              Notes to financial statements (audited) (a).



         (2)  Supporting Schedules:

              Putnam    Emerging Growth     Fund and Putnam
                 Genesis     Fund

              Schedules I -- Portfolios of investments owned --
                 August     31,    1995     (audited) (a).
              Schedules II through IX omitted because the required matter is not present.


              Putnam    Emerging Growth     Fund and Putnam
                 Genesis     Fund

              Schedules I -- Portfolios of investments owned --
              August 31,    1996      (audited) (a).
              Schedules II through IX omitted because the required matter is not present.

-----------------

                   (a)  Incorporated by reference into Parts A
                        and B.
                   (b)  Included in Part A.


    (b)  Exhibits:

         1.   Agreement and Declaration of Trust dated
                   October 31, 1994 -- Incorporated by reference to
                   Registrant's Initial Registration Statement.
         2.   By-Laws -- Incorporated by reference to
              Registrant's Initial Registration Statement.
         3.   Not applicable.
         4a. Specimen share certificate -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         4b. Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         4c. Portions of By-Laws Relating to Shareholders' Rights -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         5. Management Contract dated December 2, 1994, as amended July 14, 1995, and as further amended December 1, 1995 -- Incorporated by reference to Pre-Effective Amendment No. 5 to the Registrant's Registration Statement.
         6a. Distributor's Contract dated December 2, 1994 -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         6b. Form of Specimen Dealer Sales Contract -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         6c. Form of Specimen Financial Institution Sales Contract -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         7.   Not applicable.
         8. Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended July 13, 1992 -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         9. Investor Servicing Agreement dated June 3, 1991 with Putnam Fiduciary Trust Company -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         10. Opinion of Ropes & Gray, including consent -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         11.  Not applicable.
         12.  Not applicable.
         13. Investment Letter from Putnam Investments, Inc. to the Registrant -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.

         14a. Form of Prototype Individual Retirement Account
              Plan --    Exhibit 1.
         14b. Form of Prototype Basic Plan Documents and related
              Plan Agreements --    Exhibit 2.
         15a. Class A Distribution Plan and Agreement --
              Incorporated by reference to Pre-Effective
              Amendment No. 1 to the Registrant's Registration
              Statement.
         15b. Class B Distribution Plan and Agreement --
              Incorporated by reference to Pre-Effective
              Amendment No. 1 to the Registrant's Registration
              Statement.
         15c. Class M Distribution Plan and Agreement --
              Incorporated by reference to Pre-Effective
              Amendment No. 1 to the Registrant's Registration
              Statement.
         15d. Form of Specimen Dealer Service Agreement --
              Incorporated by reference to Pre-Effective
              Amendment No. 1 to the Registrant's Registration
              Statement.
         15e. Form of Specimen Financial Institution Service
              Agreement -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
         16.  Schedules for computation of performance
              quotations --    Exhibit 3.
         17a. Financial Data Schedule for Putnam    Emerging
Growth
         Fund --    Exhibit 4.
         17d
 .        Financial Data Schedule for Putnam    Genesis
              Fund --    Exhibit 5.
         18. Rule 18f-3(d) Plan -- Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement.

Item 25. Persons Controlled by or under Common Control with
         Registrant





Item 26. Number of Holders of Securities

         As of    September 30    , 1996, the number of record
holders of each class of securities of the Registrant are as follows:

                                Number of record holders
                                -------------------------
                           Class A     Class B     Class M
                           -------     -------   -------   -


Putnam Emerging
 Growth Fund                  151        N/A       N/A
Putnam Genesis Fund            40        N/A   N/A


Item 27.  Indemnification

         The information required by this item is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A under the
Investment Company Act of 1940 (File No. 811-7237).

Item 28.  Business and Other Connections of Investment Adviser

    Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.

NAME                      NON-PUTNAM BUSINESS AND OTHER
    CONNECTIONS

Manjit S. Bakshi          Prior to October, 1995, Fidelity
Vice President              Management & Research Company, 82
                            Devonshire St., Boston, MA 02110

Robert K. Baumbach        Prior to August, 1994, Vice President
Vice President              and Analyst, Keystone Custodian
                            Funds, 200 Berkeley St., Boston, MA
                            02110

Robert R. Beck            Director, Charles Bridge Publishing,
Senior Vice President       85 Main St., Watertown, MA 02172

Janet S. Becker           Prior to July, 1995, National Account
Assistant Vice President    Manager for Booz-Allen & Hamilton,
                            American Express Travel Management
                            Services, 100 Cambridge Park Drive,
                            02140; Prior to August, 1994,
                            Account Manager, Hilton at Dedham
                            Place, Dedham, MA 02026

Matthew G. Bevin          Prior to February, 1995, Consultant,
Assistant Vice President    SEI Corporation, 680 East Swedesford
                            Road, Wayne, PA 19807

Thomas Bogan              Prior to November, 1994, Analyst
Senior Vice President       Lord, Abbett & Co., 767 Fifth
                            Avenue, New York, NY 10153

John A. Boselli           Prior to April, 1996, Senior Manager,
Vice President              Price Waterhouse LLP, 200 E.
                            Randolph Drive, Chicago, IL 60601

Susan M. Braid            Prior to October, 1995, Manager,
Vice President              Pioneer Group, Inc., 60 State St.,
                            Boston, MA 02109


Brian E. Broyles          Prior to September, 1995, Accounts
Assistant Vice President    Payable Manager, Entex Information
                            Services, Six International Drive,
                            Rye Brook, NY 10573

Andrea Burke              Prior to August, 1994, Vice President
Vice President              and Portfolio Manager, Back Bay
                            Advisors, 399 Boylston St., Boston,
                            MA 02116

Robert W. Burke           Member-Executive Committee, The Ridge
Senior Managing Director    Club, Country Club Road, Sandwich,
                            MA 02563; Member-Advisory Board,
                            Cathedral High School, 74 Union Park
                            St., So. Boston, MA 02118

Peter A. Capodilupo       Prior to June, 1996, Chief Human
Vice President              Resources Officer, Harvard Business
                            School, Soldiers Field Rd., Boston,
                            MA 02163

Susan Chapman             Prior to June, 1995, Vice President,
Senior Vice President       Forbes, Walsh, Kelly & Company,
                            Inc., 17 Battery Place, New York, NY
                            10004

Louis F. Chrostowski      Prior to August, 1995, Manager of
Vice President              Compensation and Benefits, Itek
                            Optical Systems, 10 MacGuire Rd.,
                            Lexington, MA 02173

C. Beth Cotner            Director, The Lyric Stage Theater, 140
Senior Vice President       Clarendon St., Boston, MA; Prior to
                            September, 1995, Executive Vice
                            President, Director of U.S. Equity
                            Funds, Kemper Financial Services,
                            120 S. LaSalle St., Chicago, IL
                            60603

Peter J. Curran           Prior to January, 1996, Vice President
Senior Vice President       ITT Sheraton Director Worldwide
                            Staffing, ITT Sheraton Corporation,
                            60 State St., Boston, MA 02109

Judith S. Deming          Prior to May, 1995, Asset Manager,
Assistant Vice President    Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

Theodore J. Deutz         Prior to January, 1995, Senior Vice
Vice President              President, Metropolitan West
                            Securities, Inc. 10880 Wilshire
                            Blvd., Suite 200, Los Angeles, CA
                            90024

Michael G. Dolan          Chairman-Finance Council, St. Mary's
Assistant Vice President    Parish, 44 Myrtle St., Melrose, MA
                            02176; Member, School Advisory
                            Board, St. Mary's School, 44 Myrtle
                            St., Melrose, MA 02176

Andrea Donnelly           Prior to March, 1996, Equity Trader,
Assistant Vice President    Hellman Jordan Management Company,
                            Inc., 75 State St., Suite 2420,
                            Boston, MA 02109

Joseph J. Eagleeye        Prior to August, 1994, Associate,
Assistant Vice President    David Taussig & Associates, 424
                            University Ave., Sacramento, CA
                            95813

Ian C. Ferguson
Senior Managing Director    Prior to April, 1996, Chief
                            Executive Officer, HSBC Asset
                            Management, Ltd., 6 Bevis Marks,
                            London, England

Michael T. Fitzgerald     Prior to September, 1994, Senior
Senior Vice President       Vice President, Vantage Global
                            Advisers, 1201 Morningside Dr.,
                            Manhattan Beach, CA 90266

Brian J. Fullterton       Prior to November, 1995, Vice
Senior Vice President       President, Pension and 401(k)
                            Derivatives Marketing, J.P. Morgan,
                            60 Wall Street, New York, NY 10260

Roland Gillis             Prior to March, 1995, Vice President
Senior Vice President       and Senior Portfolio Manager,
                          Keystone Group, Inc., 200 Berkeley
                          St., Boston, MA 02116

C. Kim Goodwin            Prior to May, 1996, Vice President
Senior Vice President       Prudential Mutual Fund Investment
                            Management, 751 Broad St., Newark,
                            NJ 07101

J. Peter Grant            Trustee, The Dover Church, Dover, MA
Senior Vice President       02030

Jill Grossberg            Prior to March, 1995, Associate
Assistant Vice President    Counsel, 440 Financial Group of
and Associate Counsel       Worcester, Inc., 440 Lincoln St.,
                            Worcester, MA 01653

Paul E. Haagensen         Director, Haagensen Research
Senior Vice President       Foundation, 630 West 168th St., New
                            York, NY 10032

Matthew C. Halperin       Prior to April, 1996, Portfolio
Senior Vice President       Manager, Allstate Insurance, 3075
                            Sanders Road, Northbrook, IL 60062

Richard Harris            Prior to October, 1995, Senior Vice
Vice President              President, Smith Mitchell Investment
                            Group, 135 Main St., San Francisco,
                            CA 94105; Prior to January, 1995,
                            Managing Director, Dean Witter
                            Reynolds, Inc., 101 California St.,
                            San Francisco, CA 94941

Deborah R. Healey         Director and Secretary, Edwin Warren,
Senior Vice President       Inc., Rte. 100, Waitsfield, VT 05673

Daniel Herbert            Prior to April, 1996, Vice President
Vice President              and Analyst, Keystone Group, Inc.,
                            200 Berkeley St., Boston, MA 02116

Pamela Holding            Prior to May, 1995, Senior Securities
Vice President              Analyst, Kemper Financial Services,
                            Inc., 120 South LaSalle St.,
                            Chicago, IL 60603

Thomas J. Hoey            Prior to April, 1996, Securities
Vice President              Analyst, Driehaus Capital
                            Management, Inc., 25 East Erie St.,
                            Chicago, IL 60610

Joseph Joseph             Prior to October, 1994, Managing
Vice President              Director, Vert Independent Capital
                            Research, 53 Wall St., New York, NY
                            10052

Omid Kamshad              Prior to January, 1996, Investment
Senior Vice President       Director, Lombard Odier, 13
                            Southampton Place, London, England,
                            WC1; Prior to May, 1995, Director,
                            Baring Asset Management, 155
                            Bishopsgate, London, England EC23XY

Mary E. Kearney           Trustee, Massachusetts Eye and Ear
Managing Director           Infirmary, 243 Charles St., Boston,
                            MA 02114; Prior to February, 1995,
                            Partner, Price Waterhouse, 160
                            Federal St.,  Boston, MA  02110

Paula Kienert             Prior to June, 1995, Senior Reference
Assistant Vice President    Librarian, Fidelity Investments, 82
                            Devonshire Street, Boston, MA 02109

John P. Kihn              Prior to April, 1996, Associate
Vice President              Portfolio Manager, Colonial
                            Management Associates, Inc., One
                            Financial Center, Boston, MA 02110
    Chief Financial Officer, Bergman
                          Research Group, Inc., 640 Bailey
                          Road, Pittsburg, CA 94565

D. William Kohli          Prior to September, 1994, Executive
Managing Director           Vice President and Co-Director of
                            Global Bond Management, Franklin
                            Advisors/Templeton Investment
                            Counsel, 777 Mariners Island Blvd.,
                            San Mateo, CA 94404

Peter B. Krug             Prior to January, 1995, Owner and
Vice President              Director, Griswold Special Care, 42
                            Ethan Allen Drive, Acton, MA 01720

Catherine A. Latham       Prior to August, 1995, Director of
Vice President              Human Resources, Electronic Data
                            Systems, 1601 Trapello Rd., Waltham,
                            MA 02254

Kevin Lemire              Prior to March, 1995, Corporate
Assistant Vice President    Facilities Manager, Bose
                            Corporation, The Mountain,
                            Framingham, MA 01701; Prior to June,
                            1994, Facilities Manager, The
                            Pioneer Group, 60 State St., Boston,
                            MA 02109

Lawrence J. Lasser        Director, Marsh & McLennan Companies,
President, Director         Inc., 1221 Avenue of the Americas,
and Chief Executive         New York, NY  10020; Board Member,
                            Artery Business Committee, One
                            Beacon Street, Boston, MA 02108;
                            Board of Managers, Investment and
                            Finance Committees, Beth Israel
                            Hospital, 330 Brookline Avenue,
                            Boston, MA 02215; Board of
                            Governors, Executive Committee,
                            Investment Company Institute, 1401
                            H. St., N.W., Suite 1200,
                            Washington, DC 20005; Board of
                            Overseers, Museum of Fin Arts, 465
                            Huntington Ave., Boston, MA 02115;
                            Board Member, Trust for City Hall
                            Plaza, Three Center Plaza, Boston,
                            MA 02108; Board Member, The Vault
                            Coordinating Committee, c/o John
                            Hancock Mutual Life Insurance
                            Company, Law Sector, T-55, P.O. Box
                            111, Boston, MA 02117

James W. Lukens           Prior to February, 1995, Vice
Senior Vice President       President of Institutional
                          Marketing, Keystone Group, Inc., 200
                          Berkeley St., Boston, MA 02116

Kevin Maloney             Trustee, Town of Hanover, NH, Trustee
Managing Director           of Trust Funds, Hanover, NH 03755;
                            President and Board Member,
                            Hampshire Cooperative Nursery
                            School, Dartmouth College Highway,
                            Hanover, NH 03755;  Prior to April,
                            1995, Associate Professor, Amos Tuck
                            School of Business, Dartmouth
                            College, Hanover, NH 03255

Helen Mazareas            Prior to May, 1995, Librarian,
Assistant Vice President    Scudder, Stevens & Clark, 2
                            International Place, Boston, MA
                            02110

Alexander J. McAuley      Prior to June, 1995, Vice President,
Senior Vice President       Deutsche Bank Securities Corp. -
                            Deutsche Asset Management, 1290
                            Avenue of the Americas, New York, NY
                            10019

William F. McGue          Member, Advisory Committee, Academy
Managing Director           of Finance, 2 Oliver St., Boston, MA
                            02109

Carol McMullen            Prior to June, 1995, Senior Vice,
Managing Director           President and Senior Portfolio
                            Manager, Baring Asset Management,
                            125 High Street, Boston, MA 02110

Sandeep Mehta             Prior to May, 1996, Vice President,
Vice President              Wellington Management Co., 100
                            Vanguard Blvd., Malvern, PA 19355

Darryl Mikami             Prior to June, 1995, Vice President,
Senior Vice President       Fidelity Management & Research
                            Company, 82 Devonshire St., Boston,
                            MA 02109

Carol H. Miller           Board Member, The Lyric Stage Theater,
Assistant Vice President    140 Clarendon St., Boston, MA; Prior
                            to July, 1995, Business Development
                            Officer, Bank of Boston -
                            Connecticut, 100 Pearl St.,
                            Hartford, CT 06101

Seung H. Minn             Prior to June, 1995, Vice President
Vice President              Portfolio Management and Research,
                            Templeton Quantitative Advisors,
                            Inc., 31 W. 52nd St., New York, NY
                            10019

Maziar Minovi             Prior to January, 1995, Associate
Vice President              Privatization Specialist, The
                            International Bank for
                            Reconstruction and Development, 1818
                            H St. N.W., Washington, DC 20433

Jeanne L. Mockard         Trustee, The Bryn Mawr School, 109
Senior Vice President       W. Melrose Avenue, Baltimore, MD
                            21210

Kenneth Mongtomery        Prior to July, 1995, Senior Vice
Managing Director           President and Director of World Wide
                            Sales, Chemcial Banking Corporation,

Paul G. Murphy            Prior to January, 1995, Section
Assistant Vice President    Manager, First Data Corp., 53 State
                            Street, Boston, MA 02109

Lois O'Brien              Prior to March, 1996, Director,
Assistant Vice President    Training and Development, J. Baker,
                            Inc., 555 Turnpike St., Canton, MA
                            02021

C. Patrick O'Donnell, Jr. Prior to May, 1994, President,
Managing Director           Exeter Research, Inc., 163 Water
                            Street, Exeter, New Hampshire, 03833

Keith Plapinger           Vice Chairman and Trustee, Advent
Vice President              School, 17 Brimmer St., Boston, MA

Jane E. Price             Prior to February, 1995, Associate
Assistant Vice President    ERISA Attorney, Hale & Dorr,
                          60 State St., Boston, MA  02109

Charles E. Porter         Director, The Boston Fulbright
Executive Vice President    Committee, 99 Garden St., Cambridge,
                            MA; Trustee, Anatolia College and
                            The American College of
                            Thessaloniki, 555 10 Pycea,
                            Thessaloniki, Greece

George Putnam             Chairman and Director, Putnam Mutual
Chairman and Director       Funds Corp.;  Director, The Boston
                            Company, Inc., One Boston Place,
                            Boston, MA 02108; Director, Boston
                            Safe Deposit and Trust Company, One
                            Boston Place, Boston, MA 02108;
                            Director, Freeport-McMoRan, Inc.,
                            200 Park Avenue, New York, NY 10166;
                            Director, General Mills, Inc., 9200
                            Wayzata Boulevard, Minneapolis, MN
                            55440; Director, Houghton Mifflin
                            Company, One Beacon Street, Boston,
                            MA 02108; Director, Marsh & McLennan
                            Companies, Inc., 1221 Avenue of the
                            Americas, New York, NY 10020;
                            Director, Rockefeller Group, Inc.,
                            1230 Avenue of the Americas, New
                            York, NY 10020

Keith Quinton             Director, Eleazar, Inc., West Wheelock
Senior Vice President       St., Hanover, NH 03755; Prior to
                            July, 1995, Vice President,
                            Falconwood Securities Corporation,
                            565 5th Avenue, New York, NY 10017

Paul T. Quistberg         Prior to July, 1995, Assistant
Assistant Vice President    Investment Officer, The Travelers
                            Insurance Group., One Tower Square,
                            Hartford, CT 06101

Kimberly A. Raynor        Prior to April, 1996, Principal,
Vice President              Principal, Scudder, Stevens & Clark,
                            2 International Place, Boston, MA
                            02110

Thomas Rosalanko          Prior to February, 1995, Senior
Senior Vice President       Account Manager, SEI Corporation,
                            680 East Swedesford Road, Wayne, PA
                            19807

Michael Scanlon           Prior to February, 1995, Senior
Assistant Vice President    Financial Analyst, Massachusetts
                            Financial Services, 500 Boylston
                            St., Boston, MA 02116

Justin M. Scott           Director, DSI Properties (Neja) Ltd.
Managing Director           Epping Rd., Reydon, Essex CM19 5RD;
                            Director, DSI Management (Neja)
                            Ltd., Epping Rd., Reydon, Essex CM19
                            5RD

Max S. Senter             General Partner, M.S. Senter & Sons
Senior Vice President       Partnership, 4900 Fayetteville, Rd.,
                            Raleigh, NC 27611

Robert M. Shafto          Prior to January, 1995, Account
Assistant Vice President    Manager, IBM Corporation, 404 Wyman
                            St., Waltham, MA 02254

Gordon H. Silver          Trustee, Wang Center for the
Managing Director           Performing Arts, 270 Tremont St.,
                            Boston, MA 02116

Diedre West-Smith         Prior to January, 1995, Senior Finance
Assistant Vice President    Officer, BayBank, 3 Universal Office
                            Park, Waltham, MA 02254

Margaret Smith            Prior to September, 1995, Vice
Senior Vice President       President, State Street Research,
                            One Financial Center, Boston, MA
                            02111

Erin J. Spatz             Prior to May, 1996, Vice
Vice President              President, Pioneering Management
                            Organization, 60 State St., Boston,
                            MA 02109

Steven Spiegel            Director, Ultra Corp., 29 East
Senior Managing Director    Madison St., Chicago, IL 60602;
                            Trustee, Babson College, One College
                            Drive, Wellesley, MA 02157; Prior to
                            December, 1994, Managing
                            Director/Retirement, Lehman
                            Brothers, Inc., 200 Vesey St., World
                            Financial Center, New York, NY 10285

George W. Stairs          Prior to July, 1994, Equity Research
Vice President              Analyst, ValueQuest Limited,
                            Roundy's Hill, Marblehead, MA 01945

James H. Steggall         Prior to May, 1995, Senior Municipal
Assistant Vice President    Analyst, Colonial Management
                            Associates, Inc., One Financial
                            Center, Boston, MA 02111; Prior to
                            May, 1994, Controller, Wheelabrator
                            Environmental Systems, Libery Lane,
                            Hampton, NH 03842

Karen Stewart             Prior to May, 1995, Equity Research
Assistant Vice President    Analyst, Chancellor Capital
                            Management, 1166 Avenue of the
                            Americas, New York, NY 10036

Roger Sullivan            Prior to December, 1994, Vice
Senior Vice President       President, State Street Research &
                            Management Co., One Financial
                            Center, Boston, MA 02111

Robert Swift              Prior to August, 1995, Far East Team
Senior Vice President       Leader and Portfolio Manager, IAI
                            International/Hill Samuel Investment
                            Advisors, 10 Fleet Place, London,
                            England

Jerry H. Tempelman        Prior to May, 1994, Senior Money
Assistant Vice President    Market Trader, State Street Bank &
                            Trust Co., 225 Franklin, Street,
                            Boston, MA 02110

Michael Temple            Prior to June, 1995, Vice President,
Vice President              Duff & Phelps, 55 East Monroe,
                            Chicago, IL 60613

John A. Thompson          Prior to September, 1995, Senior
Vice President              Trader, John Hancock Mutual Life
                            Insurance Company, 200 Clarendon
                            St., Boston, MA 02117

Hillary F. Till           Prior to May, 1994, Fixed-Income
Vice President              Derivative Trader, Bank of Boston,
                            100 Federal Street, Boston, MA 02109

Lisa L. Trubiano          Prior to July, 1995, Senior Marketing
Vice President              Consultant, John Hancock Mutual Life
                            Insurance Company, 200 Clarendon
                            St., Boston, MA 02117

Elizabeth A. Underhill    Prior to August, 1994, Vice President
Senior Vice President       and Senior Equity Analyst, State
                            Street Bank and Trust Company, 225
                            Franklin St., Boston, MA 02110

Charles C. Van Vleet      Prior to August, 1994, Vice President
Senior Vice President       and Fixed-Income Manager, Alliance
                            Capital Management, 1345 Avenue of
                            the Americas, New York, NY 10105

Herbert S. Wagner, III    Prior to August, 1995, Investment
Assistant Vice President    The First National Bank of Chicago,
                            One First National Plaza, Chicago,
                            IL 60670

Francis P. Walsh          Prior to November, 1994, Research
Vice President              Analyst, Furman, Selz, Inc. 230 Park
                            Avenue, New York, NY 10169

Michael R. Weinstein      Prior to March, 1994, Management
Vice President              Consultant, Arthur D. Little, Acorn
                            Park, Cambridge, MA 02140


ITEM 29. PRINCIPAL UNDERWRITER

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam Adjustable Rate U.S. Government Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Trust, Putnam California Tax Exempt Money Market Fund, Putnam Capital Appreciation Fund, Putnam Capital Manager Trust, Putnam Convertible Income-Growth Trust, Putnam Diversified Equity Trust, Putnam Diversified Income Trust, Putnam Diversified Income Trust II, Putnam Equity Income Fund, Putnam Europe Growth Fund, Putnam Federal Income Trust, Putnam Florida Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, Putnam Growth Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam High Yield Municipal Trust, Putnam Income Fund, Putnam Intermediate Tax Exempt Fund, Putnam Intermediate U.S. Government Income Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam International Growth Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam Natural Resources Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Trust, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b) The directors and officers of the Registrant's principal underwriter are listed below. The principal business address of each person is One Post Office Square, Boston,
MA 02109:

Positions and Offices        Positions and Offices
Name                           with Underwriter               with Registrant

John V. Adduci             Assistant Vice President                     None
Christopher S. Alpaugh     Vice President                               None
Paulette C. Amisano        Vice President                               None
Ronald J. Anwar            Vice President                               None
Steven E. Asher            Senior Vice President                        None
Scott A. Avery             Vice President                               None
Christian E. Aymond        Vice President                               None
Hallie L. Baron            Assistant Vice President                     None
Ira G. Baron               Senior Vice President                        None
John L. Bartlett           Senior Vice President                        None
Dale Beardon               Senior Vice President                        None
Steven M. Beatty           Vice President                               None
Deborah A. Beaudette       Assistant Vice President                     None
Matthew F. Beaudry         Vice President                               None
John J. Bent               Vice President                               None
Thomas A. Beringer         Vice President                               None
Sharon A. Berka            Vice President                               None
Kathleen A. Blackman       Vice President                               None
Maureen L. Boisvert        Vice President                               None
John F. Boneparth          Managing Director                            None
Keith R. Bouchard          Vice President                               None
Linda M. Brady             Assistant Vice President                     None
Leslee R. Bresnahan        Senior Vice President                        None
James D. Brockelman        Senior Vice President                        None
Joel S. Brookman           Assistant Vice President                     None
Dale R.C. Brown            Assistant Vice President                     None
Brian E. Broyles           Assistant Vice President                     None
Gail D. Buckner            Senior Vice President                        None
Robert W. Burke            Senior Managing Director                     None
Susan D. Cabana            Vice President                               None
Ellen S. Callahan          Vice President                               None
Thomas C. Callahan         Assistant Vice President                     None
Peter J. Campagna          Vice President                               None
Peter A. Capodilupo        Vice President                               None
Robert Capone              Vice President                               None
Patricia A. Cartwright     Assistant Vice President                     None
Janet Casale-Sweeney       Vice President                               None
Stephen J. Chaput          Assistant Vice President                     None
Steven F. Charlton         Assistant Vice President                     None
Louis F. Chrostowski       Vice President                               None
Daniel J. Church           Vice President                               None
James E. Clinton           Assistant Vice President                     None
John C. Clinton            Assistant Vice President                     None
Kathleen M. Collman        Managing Director                            None
Mark L. Coneeny            Vice President                               None
Clare D. Connelly          Vice President                               None
Donald A. Connelly         Senior Vice President                        None
Karen E. Connolly          Assistant Vice President                     None
Barry M. Conyers           Assistant Vice President                     None
Anna Coppola               Vice President                               None
F. Nicholas Corvinus       Senior Vice President                        None
Thomas A. Cosmer           Vice President                               None
Michele A. Cranston        Vice President                               None
Chad H. Cristo             Assistant Vice President                     None
Peter J. Curran            Senior Vice President                        None
Jessica E. Dahill          Vice President                               None
Kenneth L. Daly            Senior Vice President                        None
Edward H. Dane             Vice President                               None
Nancy M. Days              Assistant Vice President                     None
Pamela De Oliveira-Smith   Assistant Vice President                     None
Lisa M. DeMont             Assistant Vice President                     None
Richard D. DeSalvo         Vice President                               None
Joseph C. DeSimone         Assistant Vice President                     None
Daniel J. Delianedis       Vice President                               None
Judith S. Deming           Assistant Vice President                     None
Teresa F. Dennehy          Assistant Vice President                     None
Karen E. DiStasio          Vice President                               None
Michael G. Dolan           Assistant Vice President                     None
Scott M. Donaldson         Vice President                               None
Emily J. Durbin            Vice President                               None
David B. Edlin             Senior Vice President                        None
James M. English           Senior Vice President                        None
Vincent Esposito           Managing Director                            None
Mary K. Farrell            Assistant Vice President                     None
Michael J. Fechter         Vice President                               None
Susan H. Feldman           Vice President                               None
Paul F. Fichera            Senior Vice President                        None
C. Nancy Fisher            Senior Vice President                        None
Mitchell B. Fishman        Senior Vice President                        None
Joseph C. Fiumara          Vice President                               None
Patricia C. Flaherty       Senior Vice President                        None
Brian J. Fullerton         Senior Vice President                        None
Samuel F. Gagliardi        Vice President                               None
Karen M. Gardner           Assistant Vice President                     None
Judy S. Gates              Vice President                               None
Richard W. Gauger          Assistant Vice President                     None
Joseph P. Gennaco          Vice President                               None
Stephen E. Gibson          Managing Director                            None
Mark P. Goodfellow         Assistant Vice President                     None
Robert Goodman             Managing Director                            None
Mark D. Goodwin            Assistant Vice President                     None
Anthony J. Grace           Assistant Vice President                     None
Linda K. Grace             Assistant Vice President                     None
Robert G. Greenly          Vice President                               None
Jill Grossberg             Assistant Vice President                     None
Denise Grove               Assistant Vice President                     None
Jeffrey P. Gubala          Vice President                               None
James E. Halloran          Vice President                               None
Thomas W. Halloran         Vice President                               None
Meghan C. Hannigan         Assistant Vice President                     None
Bruce D. Harrington        Assistant Vice President                     None
Craig W. Hartigan          Vice President                               None

Howard W. Hawkins, III     Vice President                               None
Deanna R. Hayes-Castro     Vice President                               None
Paul P. Heffernan          Vice President                               None
Susan M. Heimanson         Vice President                               None
Joanne Heyman              Assistant Vice President                     None
Bess J.M. Hochstein        Vice President                               None
Jeremiah K. Holly, Sr.     Vice President                               None
Maureen A. Holmes          Assistant Vice President                     None
Paula J. Hoyt              Assistant Vice President                     None
William J. Hurley          Senior Vice President                        None
Gregory E. Hyde            Senior Vice President                        None
Dwight D. Jacobsen         Senior Vice President                        None
Douglas B. Jamieson        Senior Managing Director, Director           None
Jay M. Johnson             Vice President                               None
Kevin M. Joyce             Senior Vice President                        None
Karen R. Kay               Senior Vice President                        None
Mary E. Kearney            Managing Director                            None
John P. Keating            Vice President                               None
A. Siobahn Kelly           Assistant Vice President                     None
Brian J. Kelly             Vice President                               None
Anne Kinsman               Assistnat Vice President                     None
Deborah H. Kirk            Senior Vice President                        None
Jill A. Koontz             Assistant Vice President                     None
Linda G. Kraunelis         Assistant Vice President                     None
Howard H. Kreutzberg       Senior Vice President                        None
Marjorie B. Krieger        Assistant Vice President                     None
Charles Lacasia            Assistant Vice President                     None
Arthur B. Laffer, Jr.      Vice President                               None
Catherine A. Latham        Vice President                               None
James D. Lathrop           Vice President                               None
Charles C. Ledbetter       Vice President                               None
Kevin Lemire               Assistant Vice President                     None
Anthony J. Leonard         Vice President                               None
Eric S. Levy               Vice President                               None
Edward V. Lewandowski      Senior Vice President                        None
Edward V. Lewandowski, Jr. Vice President                               None
Samuel L. Lieberman        Vice President                               None
David M. Lifsitz           Assistant Vice President                     None
David R. Lilien            Vice President                               None
Ann Marie Linehan          Assistant Vice President                     None
Lisa M. Litant             Assistant Vice President                     None
Thomas W. Littauer         Managing Director                            None
Maura A. Lockwood          Vice President                               None
Rufino R. Lomba            Vice President                               None
Peter V. Lucas             Senior Vice President                        None
Robert F. Lucey            Senior Managing Director, Director           None
Kathryn A. Lucier          Assistant Vice President                     None
Ann Malatos                Assistant Vice President                     None
Bonnie Mallin              Vice President                               None
Frederick S. Marius        Assistant Vice President                     None
Anne B. McCarthy           Assistant Vice President                     None
Paul McConville            Vice President                               None
McDermott, Daniel E.       Assistant Vice President                     None
Walter S. McFarland        Vice President                               None
Mark J. McKenna            Senior Vice President                        None
Gregory J. McMillan        Vice President                               None
Claye A. Metelmann         Vice President                               None
Bart D. Miller             Vice President                               None
Jeffery M. Miller          Senior Vice President                        None
Trisha A. Miller           Senior Vice President                        None
Ronald K. Mills            Vice President                               None
Kimberly A. Monahan        Vice President                               None
John L. Moore, III         Vice President                               None
Peter M. Moore             Assistant Vice President                     None
Mitchell Moret             Senior Vice President                        None
Barry L. Mosher            Assistant Vice President                     None
Donald E. Mullen           Vice President                               None
Paul G. Murphy             Assistant Vice President                     None
Brendan R. Murray          Vice President                               None
Robert Nadherny            Vice President                               None
Alexander L. Nelson        Managing Director                            None
John P. Nickodemus         Vice President                               None
Kristen P. O'Brien         Vice President                               None
Kevin L. O'Shea            Senior Vice President                        None
Nathan D. O'Steen          Assistant Vice President                     None
Joseph R. Palombo          Managing Director                            None
Scott A. Papes             Vice President                               None
Cynthia O. Parr            Vice President                               None
Samuel W. Perry            Vice President                               None
John G. Phoenix            Vice President                               None
Joseph Phoenix             Senior Vice President                        None
Keith Plapinger            Vice President                               None
Douglas H. Powell          Vice President                               None
Howard B. Present          Senior Vice President                        None
Jane E. Price              Assistant Vice President                     None
Scott M. Pulkrabek         Vice President                               None
George Putnam              Director                        Chairman & President
Kimberly Raynor            Vice President                               None
Debra V. Rothman           Vice President                               None
Robert B. Rowe             Vice President                               None
Kevin A. Rowell            Senior Vice President                        None
Thomas C. Rowley           Vice President                               None
Charles A. Ruys de Perez   Senior Vice President                        None
Deborah A. Ryan            Assistant Vice President                     None
Louise I. Santosuosso      Assistant Vice President                     None
Debra J. Sarkisian         Assistant Vice President                     None
Catherine A. Saunders      Senior Vice President                        None
Robbin L. Saunders         Assistant Vice President                     None
Karl W. Saur               Vice President                               None
Michael Scanlon            Assistant Vice President                     None
Shannon D. Schofield       Vice President                               None
Christine A. Scordato      Vice President                               None
Joseph W. Scott            Assistant Vice President                     None
John B. Shamburg           Vice President                               None
Kathleen G. Sharpless      Managing Director                            None
William N. Shiebler        Director and President               Vice President
Robert J. Shull, II        Vice President                               None
Mark J. Siebold            Assistant Vice President                     None
Gordon H. Silver           Senior Managing Director             Vice President
John Skistimas, Jr.        Assistant Vice President                     None
Steven Spiegel             Senior Managing Director                     None
Nicholas T. Stanojev       Senior Vice President                        None
Paul R. Stickney           Vice President                               None
John B. Stillwagon         Assistant Vice President                     None
Eric J. Studer             Assistant Vice President                     None
Brian L. Sullivan          Vice President                               None
Guy Sullivan               Seniior Vice President                       None
Kevin J. Sullivan          Vice President                               None
Moira Sullivan             Vice President                               None
Maureen C. Tallon          Vice President                               None
James S. Tambone           Managing Director                            None
B. Iris Tanner             Assistant Vice President                     None
Louis Tasiopoulos          Managing Director                            None
David S. Taylor            Vice President                               None
John R. Telling            Vice President                               None
Cynthia Tercha             Vice President                               None
Richard B. Tibbetts        Senior Vice President                        None
Patrice M. Tirado          Vice President                               None
Janet E. Tosi              Assistant Vice President                     None
Bonnie L. Troped           Vice President                               None
Christine M. Twigg         Assistant Vice Presient                      None
Larry R. Unger             Vice President                               None
Douglas J. Vander Linde    Senior Vice President                        None
Deirdre West-Smith         Assistant Vice President                     None
Edward F. Whalen           Vice President                               None
J. Bennett White           Vice President                               None
Kirk E. Williamson         Senior Vice President                        None
Leigh T. Williamson        Vice President                               None
Jane Wolfson               Vice President                               None
Benjamin I. Woloshin       Vice President                               None
William H. Woolverton      Senior Vice President                        None
Laura J. Zografos          Vice President                               None


Item 30.  Location of Accounts and Records

    Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds Corp.; Registrant's custodian, Putnam Fiduciary Trustny
("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 31.  Management Services

    None.


Item 32.  Undertakings

    (a) The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

    (b) Registrant hereby undertakes, if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.


                       ----------------------------

                    CONSENT OF INDEPENDENT ACCOUNTANTS

    We consent to the incorporation by reference in the
   Prospectus and Statement     of Additional Information
constituting parts of Post-Effective Amendment No.    8     to
the Registration Statement of Putnam Investment Funds   : Putnam
Internatinal Voyager Fund (formerly Genesis Fund)     on Form
N-1A (File No. 811-7237 or 33-56339) of our    report     dated
   October 15, 1996,     on our audit of the financial statements
and financial highlights of    the Fund    , which reports
   is     included in the Annual    Report for Putnam Investment
fund:  International Voyger     Fund (formerly    Genesis
Fund),     for the year ended August 31,    1996,     which is
incorporated by reference in the Registration Statement.

We also consent to the references to our firm under the caption
"Independent Accountants and Financial Statements" in    the
Statement     of Additional Information and under the heading
"Financial highlights" in such    Prospectus    .



                             COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
   October 30,     1996

                       --------------------------




                     CONSENT OF INDEPENDENT ACCOUNTANTS

    We hereby consent to the incorporation by reference in the Prospectus and Statement of Additional Information constituting parts of this Post-Effective Amendment No. 8 to the Registration Statement of Putnam Investment Funds on Form N-1A (File No. 811-7237 or 33-56339) (the "Registration Statement") of our report dated October 16, 1996, relating to the financial statements and financial highlights appearing in the August 31, 1996 Annual Report of Putnam Emerging Growth Fund, which financial statements and financial highlights are also incorporated by reference into the Registration Statement. We also consent to the references to us under the heading "Independent Accountants and Financial Statements" in such Statement of Additional Information and under the heading "Financial highlights" in such Prospectus.

PRICE WATERHOUSE LLP
Boston, Massachusetts
October 30, 1996


                                 NOTICE

         A copy of the Agreement and Declaration of Trust of Putnam Investment Funds, formerly known as Putnam Equity Funds, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

                                SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston,
and The Commonwealth of Massachusetts, on the    30th     day of
   October    , 1996.

                        PUTNAM INVESTMENT FUNDS

                        By:  Gordon H. Silver, Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam
Investment Funds has been signed below by the following persons in the capacities and on the dates indicated:


Signature                         Title

George Putnam                     President and Chairman of the
                                  Board; Principal Executive
                                  Officer; Trustee



John D. Hughes                    Senior Vice President;
                                  Treasurer and Principal
                                  Financial Officer

Paul G. Bucuvalas                 Assistant Treasurer and
                                  Principal Accounting Officer

Jameson A. Baxter                 Trustee

Hans H. Estin                     Trustee

John A. Hill                      Trustee

   Ronald J. Jackson              Trustee

Elizabeth T. Kennan               Trustee

Lawrence J. Lasser                Trustee

Robert E. Patterson               Trustee

Donald S. Perkins                 Trustee
   William F. Pounds              Trustee

George Putnam, III                Trustee

Eli Shapiro                       Trustee

A.J.C. Smith                      Trustee

W. Nicholas Thorndike             Trustee


                            By:  Gordon H. Silver,
                            as Attorney-              in-Fact
                               October 30    , 1996


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